UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-07142

Highland Funds II (formerly, Pyxis Funds II)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Alpha Trend Strategies Fund

Shares		Value ($)
Exchange Traded Funds - 57.1%
EQUITY FUND - 57.1%
25,000	iShares MSCI Emerging Markets Index Fund	1,108,750
8,000	SPDR S&P 500 ETF Trust(a)	1,140,160

		2,248,910

	Total Exchange Traded Funds (Cost $2,239,694)	2,248,910

Registered Investment Company - 18.7%
736,077	Federated Prime Obligations Fund	736,077

	Total Registered Investment Company (Cost $736,077)	736,077

Total Investments - 75.8%		2,984,987

(Cost $2,975,771)

Shares		Value ($)
Short Sales - (14.9)%
EQUITY FUND - (14.9)%
(9,000)	Powershares QQQ Trust Series 1	(585,990)

	Total Short Sales (Proceeds $580,352)	(585,990)

Other Assets & Liabilities, Net - 39.1%		1,537,172

Net Assets - 100.0%		3,936,169

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. At December 31, 2012, the market value of securities held as collateral was $665,000.

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts

See accompanying Notes to Investment of Portfolios | 1

INVESTMENT PORTFOLIO

As of December 31, 2012 (Unaudited)	Highland Alternative Income Fund

Shares		Value ($)
Exchange Traded Funds - 44.4%
DEBT FUND - 44.4%
28,000	Pimco 0-5 Year High Yield Corporate Bond Index ETF	2,896,040
60,000	SPDR Barclays Capital High Yield Bond Fund ETF	2,442,000

		5,338,040

	Total Exchange Traded Funds (Cost $5,310,481)	5,338,040

Shares		Value ($)
Registered Investment Company - 65.1%
2,948,417	Federated Prime Obligations Fund	2,948,417
795,923	Vanguard High-Yield Corporate Fund(a)	4,863,091

	Total Registered Investment Company (Cost $7,658,281)	7,811,508

Total Investments - 109.5%		13,149,548

(Cost $12,968,762)
Short Sales - (19.4)%
DEBT FUND - (19.4)%
(25,000)	iShares iBoxx $ High Yield Corporate Bond Fund	(2,333,750)

	Total Short Sales (Proceeds $2,325,173)	(2,333,750)

Other Assets & Liabilities, Net - 9.9%		1,187,293

Net Assets - 100.0%		12,003,091

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. At December 31, 2012, the market value of securities held as collateral was $705,883.

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

2 | See accompanying Notes to Portfolio of Investments

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Energy MLP Fund

Shares		Value ($)
Registered Investment Company - 92.8%
2,748,336	Federated Prime Obligations Fund	2,748,336

	Total Registered Investment Company (Cost $2,748,336)	2,748,336

Exchange Traded Funds - 5.0%
EQUITY FUND - 5.0%
9,300	Alerian MLP ETF	148,335

	Total Exchange Traded Funds (Cost $148,089)	148,335

Shares	Value ($)
Total Investments - 97.8%	2,896,671

(Cost $2,896,425)
Other Assets & Liabilities, Net - 2.2%	63,731

Net Assets - 100.0%	2,960,402

See accompanying Notes to Investment of Portfolios. | 3

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Trend Following Fund

Shares		Value ($)
Registered Investment Company - 102.7%
1,197,741	Federated Prime Obligations Fund	1,197,741

	Total Registered Investment Company (Cost $1,197,741)	1,197,741

Shares	Value ($)
Total Investments - 102.7%	1,197,741

(Cost $1,197,741)
Liabilities in Excess of Other Assets - (2.7)%	(31,255)

Net Assets - 100.0%	1,166,486

4 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Core America Equity Fund

Shares		Value ($)
Common Stock - 95.6%
AUTOMOBILES & COMPONENTS - 1.1%
145,004	Ford Motor Co	1,877,802

BANKS - 4.5%
408,265	Regions Financial Corp	2,906,847
146,412	Wells Fargo & Co	5,004,362

		7,911,209

CAPITAL GOODS - 6.4%
55,468	ABB, Ltd., ADR	1,153,180
11,262	Cummins, Inc	1,220,238
35,759	Deere & Co	3,090,293
14,078	Dover Corp	925,065
26,748	Eaton Corp	1,449,742
55,468	Honeywell International, Inc	3,520,555

		11,359,073

DIVERSIFIED FINANCIALS - 7.4%
58,565	American Express Co	3,366,316
47,303	Ameriprise Financial, Inc	2,962,587
67,575	Citigroup, Inc	2,673,267
109,809	Invesco, Ltd	2,864,917
29,282	JPMorgan Chase & Co	1,287,530

		13,154,617

ENERGY - 11.9%
35,477	Anadarko Petroleum Corp	2,636,296
39,982	Chevron Corp	4,323,653
24,214	Exxon Mobil Corp	2,095,722
50,118	Halliburton Co	1,738,593
29,282	Hess Corp	1,550,775
84,468	Marathon Oil Corp	2,589,789
45,050	Occidental Petroleum Corp	3,451,280
38,011	Schlumberger, Ltd	2,633,782

		21,019,890

FOOD & STAPLES RETAILING - 1.1%
39,418	CVS Caremark Corp	1,905,860

FOOD, BEVERAGE & TOBACCO - 6.4%
67,575	Archer-Daniels-Midland Co	1,850,879
92,915	Coca-Cola Enterprises, Inc	2,948,193
87,285	Mondelez International, Inc., Class A	2,223,149
61,944	PepsiCo, Inc	4,238,828

		11,261,049

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
71,798	Cardinal Health, Inc	2,956,642
56,312	Covidien PLC	3,251,455
11,262	Express Scripts Holding Co.(a)	608,148
12,952	HCA Holdings, Inc	390,762
76,022	Medtronic, Inc	3,118,422
5,631	Stryker Corp	308,691

		10,634,120

INSURANCE - 4.9%
38,011	ACE, Ltd	3,033,278
110,732	American International Group, Inc.(a)	3,908,840
32,380	Prudential Financial, Inc	1,726,825

		8,668,943

Shares		Value ($)
MATERIALS - 3.0%
43,642	Allegheny Technologies, Inc	1,324,971
22,204	LyondellBasell Industries N.V	1,267,626
33,224	Potash Corp. of Saskatchewan, Inc	1,351,885
10,418	PPG Industries, Inc	1,410,076

		5,354,558

MEDIA - 7.6%
28,156	CBS Corp., Class B	1,071,336
97,139	Comcast Corp., Class A	3,631,056
45,613	Nielsen Holdings NV	1,395,302
59,128	Omnicom Group, Inc	2,954,035
80,245	Time Warner, Inc	3,838,118
11,261	Walt Disney Co. (The)	560,685

		13,450,532

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
49,273	Agilent Technologies, Inc	2,017,237
26,748	Amgen, Inc	2,308,887
61,944	Johnson & Johnson	4,342,274
28,156	Novartis AG, ADR	1,782,275
56,312	PerkinElmer, Inc	1,787,343
180,200	Pfizer, Inc	4,519,416

		16,757,432

RETAILING - 2.6%
2,196	AutoZone, Inc.(a)	778,328
36,603	Lowe’s Cos., Inc	1,300,139
30,972	Macy’s, Inc	1,208,527
23,933	Target Corp	1,416,116

		4,703,110

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
29,564	Altera Corp	1,018,184
25,341	Analog Devices, Inc	1,065,842
30,972	Texas Instruments, Inc	958,274

		3,042,300

SOFTWARE & SERVICES - 8.3%
5,068	Google, Inc., Class A(a)	3,595,087
11,262	International Business Machines Corp	2,157,236
168,937	Microsoft Corp	4,515,686
108,402	Oracle Corp	3,611,955
56,312	Western Union Co. (The)	766,406

		14,646,370

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
9,573	Apple, Inc	5,102,696
225,250	Cisco Systems, Inc	4,426,162
64,759	Qualcomm, Inc	4,016,353

		13,545,211

TELECOMMUNICATION SERVICES - 0.4%
22,525	AT&T, Inc	759,318

TRANSPORTATION - 2.6%
92,915	CSX Corp	1,833,214
37,729	United Parcel Service, Inc., Class B	2,781,759

		4,614,973

See accompanying Notes to Investment Portfolios | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Core America Equity Fund

Shares		Value ($)
Common Stock — (continued)
UTILITIES - 2.6%
152,044	AES Corp	1,626,871
87,847	Calpine Corp.(a)	1,592,666
21,117	NextEra Energy, Inc	1,461,085

		4,680,622

	Total Common Stock (Cost $156,669,967)	169,346,989

Other Investments - 1.7%
36,520	Financial Select Sector SPDR Fund, ETF	598,928
62,915	Industrial Select Sector SPDR Fund, ETF	2,384,478

	Total Other Investments (Cost $3,186,665)	2,983,406

	Shares	Value ($)
	Registered Investment Company - 2.7%
4,842,937	Federated Prime Obligations Fund	4,842,937

	Total Registered Investment Company (Cost $4,842,937)	4,842,937

	Total Investments - 100.0%	177,173,332

	(Cost $164,699,569)
	Liabilities in Excess of Other Assets - 0.0%	(83,671)

	Net Assets - 100.0%	177,089,661

(a)	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To be announced

At December 31, 2012, $420,000 was pledged as collateral requirements for futures contracts. The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 Emini Index Futures	March 2013	73	$5,183,000	$26,425

6 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Dividend Equity Fund

Shares		Value ($)
Common Stock - 90.4%
BANKS - 7.3%
4,170	PNC Financial Services Group, Inc	243,153
8,685	US Bancorp	277,399
8,530	Wells Fargo & Co	291,555

		812,107

CAPITAL GOODS - 5.2%
13,440	General Electric Co	282,106
3,450	Hubbell, Inc., Class B	291,974

		574,080

COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
15,805	Ennis, Inc	244,503

CONSUMER DURABLES & APPAREL - 2.3%
4,025	Tupperware Brands Corp	258,002

CONSUMER SERVICES - 2.9%
3,640	McDonald’s Corp	321,084

DIVERSIFIED FINANCIALS - 2.7%
6,865	JPMorgan Chase & Co	301,854

ENERGY - 6.8%
3,585	Chevron Corp	387,682
5,255	Royal Dutch Shell PLC, ADR	372,527

		760,209

FOOD, BEVERAGE & TOBACCO - 13.4%
2,710	Diageo PLC, ADR	315,932
4,480	HJ Heinz Co	258,406
7,060	Kellogg Co	394,301
3,605	PepsiCo, Inc	246,690
7,040	Unilever NV	269,632

		1,484,961

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
3,650	Procter & Gamble Co. (The)	247,798

INSURANCE - 2.2%
7,205	Arthur J. Gallagher & Co	249,653

MATERIALS - 8.1%
8,810	Packaging Corp. of America	338,921
7,345	Sonoco Products Co	218,367
13,255	Worthington Industries, Inc	344,497

		901,785

MEDIA - 3.0%
8,645	CBS Corp., Class B	328,942

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
4,290	Abbott Laboratories	280,995
5,275	GlaxoSmithKline PLC, ADR	229,304

Shares		Value ($)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
5,445	Johnson & Johnson	381,694
4,275	Novartis AG, ADR	270,608

		1,162,601

RETAILING - 3.1%
5,535	Home Depot, Inc. (The)	342,340

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
6,540	Microchip Technology, Inc	213,139

SOFTWARE & SERVICES - 2.2%
7,765	Paychex, Inc	241,802

TELECOMMUNICATION SERVICES - 6.1%
12,010	AT&T, Inc	404,857
6,225	Verizon Communications, Inc	269,356

		674,213

TRANSPORTATION - 2.1%
3,215	United Parcel Service, Inc., Class B	237,043

UTILITIES - 6.2%
3,190	ITC Holdings Corp	245,343
4,350	National Fuel Gas Co	220,502
5,315	Southern Co. (The)	227,535

		693,380

	Total Common Stock (Cost $8,988,131)	10,049,496

Other Investments - 2.4%
4,090	iShares Dow Jones US Real Estate Index Fund, ETF	264,705

	Total Other Investments (Cost $235,719)	264,705

Registered Investment Company - 6.7%
745,382	Federated Prime Obligations Fund .	745,382

	Total Registered Investment Company (Cost $745,382)	745,382

Total Investments - 99.5%		11,059,583

(Cost $9,969,232)
Other Assets & Liabilities, Net - 0.5%		59,723

Net Assets - 100.0%		11,119,306

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company

See accompanying Notes to Investment Portfolio. | 7

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stock - 98.7%
CAPITAL GOODS - 3.9%
91,781	Dover Corp	6,030,930

CONSUMER SERVICES - 1.5%
50,990	Las Vegas Sands Corp	2,353,698

DIVERSIFIED FINANCIALS - 7.9%
98,581	CME Group, Inc	4,999,043
25,835	Goldman Sachs Group, Inc. (The)	3,295,513
82,944	State Street Corp	3,899,197

		12,193,753

ENERGY - 5.7%
29,235	Anadarko Petroleum Corp	2,172,453
95,182	Schlumberger, Ltd	6,595,161

		8,767,614

FOOD, BEVERAGE & TOBACCO - 3.4%
75,465	PepsiCo, Inc	5,164,070

HEALTH CARE EQUIPMENT & SERVICES - 9.0%
106,739	Covidien PLC (Ireland)	6,163,110
37,391	DENTSPLY International, Inc	1,481,058
114,218	Express Scripts Holding Co.(a)	6,167,771

		13,811,939

MATERIALS - 3.4%
54,390	Monsanto Co	5,148,014

MEDIA - 9.9%
78,185	Comcast Corp., Special Class A	2,810,751
35,357	DIRECTV, Class A(a)	1,773,507
82,264	Discovery Communications, Inc., Class C(a)	4,812,443
99,937	Liberty Global, Inc., Class C(a)	5,871,299

		15,268,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
54,390	Amgen, Inc.(b)	4,694,945
69,346	Gilead Sciences, Inc.(a)	5,093,464

		9,788,409

REAL ESTATE - 2.6%
50,991	American Tower Corp., REIT	3,940,075

RETAILING - 7.3%
8,498	Amazon.com, Inc.(a)	2,134,188
71,385	Dick’s Sporting Goods, Inc	3,247,304
163,168	Lowe’s Cos., Inc	5,795,727

		11,177,219

SOFTWARE & SERVICES - 23.0%
47,590	Baidu, Inc., ADR(a)	4,772,801
126,457	eBay, Inc.(a)	6,451,836
3,399	Google, Inc., Class A(a)	2,411,149
42,832	Intuit, Inc	2,548,503

Shares		Value ($)
SOFTWARE & SERVICES — (continued)
125,776	Microsoft Corp	3,361,992
67,987	Oracle Corp	2,265,327
135,974	Paychex, Inc	4,234,230
42,832	Visa, Inc., Class A	6,492,475
210,758	Western Union Co. (The)	2,868,416

		35,406,729

TECHNOLOGY HARDWARE & EQUIPMENT - 11.9%
16,997	Apple, Inc	9,059,911
98,581	Cisco Systems, Inc	1,937,117
117,616	Qualcomm, Inc	7,294,544

		18,291,572

TRANSPORTATION - 2.8%
59,148	United Parcel Service, Inc., Class B	4,360,981

	Total Common Stock (Cost $112,676,933)	151,703,003

Registered Investment Company - 1.4%
2,195,399	Federated Prime Obligations Fund .	2,195,399

	Total Registered Investment Company (Cost $2,195,399)	2,195,399

Total Investments - 100.1%		153,898,402

(Cost $114,872,332)
Liabilities in Excess of Other Assets - (0.1)%		(214,015)

Net Assets - 100.0%		153,684,387

(a)	Non-income producing security.
(b)	At December 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To be announced

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

At December 31, 2012, $107,000 was pledged as collateral requirements for futures contracts. The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
S&P 500 Emini Index Futures	March 2013	35	$2,485,000	$(13,803)

8	See accompanying Notes to Portfolio of Investments

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stock - 96.8%
BANKS - 6.3%
7,655	Cullen/Frost Bankers, Inc	415,437
28,650	Fulton Financial Corp	275,326
5,720	Iberiabank Corp	280,966
13,500	Prosperity Bancshares, Inc	567,000
8,200	SVB Financial Group(a)	458,954
6,680	Westamerica Bancorporation	284,501

		2,282,184

CAPITAL GOODS - 9.1%
19,805	Applied Industrial Technologies, Inc	832,008
6,895	ESCO Technologies, Inc	257,942
6,705	Harsco Corp	157,568
7,475	Mueller Industries, Inc	373,974
3,770	Polypore International, Inc.(a)	175,305
19,740	Quanta Services, Inc.(a)	538,705
7,110	Teledyne Technologies, Inc.(a)	462,648
12,665	Woodward, Inc	482,916

		3,281,066

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
22,140	Healthcare Services Group, Inc	514,312
12,160	Herman Miller, Inc	260,467
7,000	Resources Connection, Inc	83,580

		858,359

CONSUMER DURABLES & APPAREL - 3.6%
9,880	Deckers Outdoor Corp.(a)	397,868
16,055	Jarden Corp	830,044
4,215	Maidenform Brands, Inc.(a)	82,150

		1,310,062

CONSUMER SERVICES - 2.5%
9,880	Cracker Barrel Old Country Store, Inc	634,889
5,240	Lincoln Educational Services Corp	29,292
2,445	Matthews International Corp., Class A	78,484
8,910	Texas Roadhouse, Inc	149,688

		892,353

DIVERSIFIED FINANCIALS - 2.2%
20,270	Raymond James Financial, Inc	781,003

ENERGY - 5.4%
3,585	Dril-Quip, Inc.(a)	261,884
5,325	Gulfport Energy Corp.(a)	203,522
7,395	Oil States International, Inc.(a)	529,038
61,000	Pioneer Energy Services Corp.(a)	442,860
10,035	SM Energy Co	523,927

		1,961,231

FOOD & STAPLES RETAILING - 0.3%
7,010	Spartan Stores, Inc	107,674

FOOD, BEVERAGE & TOBACCO - 0.6%
10,315	Smithfield Foods, Inc.(a)	222,495

HEALTH CARE EQUIPMENT & SERVICES - 9.8%
100	Analogic Corp	7,429
22,900	Bio-Reference Labs, Inc.(a)	657,001

Shares		Value ($)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
4,335	Computer Programs & Systems, Inc	218,224
21,450	HMS Holdings Corp.(a)	555,984
10,160	Mednax, Inc.(a)	807,923
18,180	Molina Healthcare, Inc.(a)	491,951
18,055	Owens & Minor, Inc	514,748
8,035	Thoratec Corp.(a)	301,473

		3,554,733

INSURANCE - 2.0%
19,345	HCC Insurance Holdings, Inc	719,827

MATERIALS - 6.6%
31,465	Commercial Metals Co	467,570
4,580	Compass Minerals International, Inc	342,172
26,420	Packaging Corp. of America	1,016,377
4,440	Polyone Corp	90,665
12,850	Sensient Technologies Corp	456,946

		2,373,730

MEDIA - 3.7%
21,665	Arbitron, Inc	1,011,322
8,685	John Wiley & Sons, Inc., Class A	338,107

		1,349,429

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
41,780	Bruker Corp.(a)	637,981
9,400	Cubist Pharmaceuticals, Inc.(a)	395,364
16,930	ICON PLC, ADR(a)	469,977

		1,503,322

REAL ESTATE - 6.9%
36,400	BioMed Realty Trust, Inc., REIT	703,612
13,360	Coresite Realty Corp., REIT	369,538
2,215	Digital Realty Trust, Inc., REIT	150,376
36,630	Omega Healthcare Investors, Inc., REIT	873,626
17,730	Sabra Healthcare REIT, Inc., REIT .	385,096

		2,482,248

RETAILING - 6.8%
13,955	Aaron’s, Inc.(a)	394,647
20,700	Aeropostale, Inc.(a)	269,307
11,285	American Eagle Outfitters, Inc	231,455
10,620	Buckle, Inc. (The)	474,077
51,490	LKQ Corp.(a)	1,086,439

		2,455,925

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
29,415	Microsemi Corp.(a)	618,892
46,560	Rudolph Technologies, Inc.(a)	626,232
17,170	Semtech Corp.(a)	497,072

		1,742,196

SOFTWARE & SERVICES - 11.2%
10,940	ACI Worldwide, Inc.(a)	477,969
19,145	Active Network, Inc. (The)(a)	94,002
23,205	Blackbaud, Inc	529,770
61,930	Global Cash Access Holdings, Inc.(a)	485,531
18,955	MICROS Systems, Inc.(a)	804,450

See accompanying Notes to Investment Portfolios | 9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stock — (continued)
SOFTWARE & SERVICES — (continued)
11,050	NIC, Inc	180,557
29,745	Parametric Technology Corp.(a)	669,560
3,350	Solera Holdings, Inc	179,124
26,515	SS&C Technologies Holdings, Inc.(a)	613,027

		4,033,990

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,765	ADTRAN, Inc	73,568
12,920	Zebra Technologies Corp., Class A(a)	507,498

		581,066

TRANSPORTATION - 5.1%
12,475	Genesee & Wyoming, Inc., Class A(a)	949,098
26,015	Old Dominion Freight Line, Inc.(a)	891,794

		1,840,892

UTILITIES - 1.8%
14,740	IDACORP, Inc	638,979

Total Common Stock (Cost $32,357,688)		34,972,764

Total Investments - 96.8% (Cost $32,357,688)		34,972,764

Other Assets & Liabilities, Net - 3.2%		1,172,249

Net Assets - 100.0%		36,145,013

(a)	Non-income producing security.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

10 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO

As of December 31, 2012 (Unaudited)	Highland Global Select Equity Fund

Shares		Value ($)
Common Stock - 95.6%
CANADA - 4.7%
14,201	Suncor Energy, Inc	468,350
7,426	Toronto-Dominion Bank (The)	624,613

		1,092,963

FRANCE - 2.7%
3,408	LVMH Moet Hennessy Louis Vuitton SA	628,228

GERMANY - 3.1%
8,113	Adidas AG	723,224

HONG KONG - 4.6%
271,238	AIA Group, Ltd	1,075,821

ITALY - 3.7%
20,743	Luxottica Group SpA	855,153

JAPAN - 3.6%
10,100	Astellas Pharma, Inc	455,005
10,500	Softbank Corp	385,489

		840,494

PHILIPPINES - 2.4%
224,670	Metropolitan Bank & Trust	559,369

SOUTH KOREA - 3.1%
512	Samsung Electronics Co., Ltd	735,642

SWEDEN - 5.2%
28,739	Alfa Laval AB	600,714
24,458	Hexagon AB, Class B	618,281

		1,218,995

SWITZERLAND - 4.4%
15,883	Nestle SA	1,035,470

UNITED KINGDOM - 13.6%
30,849	BG Group PLC	514,884
18,625	BHP Billiton PLC	657,389
30,478	Diageo PLC	888,289
43,743	Standard Chartered PLC	1,132,781

		3,193,343

UNITED STATES - 44.5%
8,867	American Tower Corp., REIT	685,153
7,752	CME Group, Inc	393,104
6,007	Cummins, Inc	650,858
10,088	Dollar General Corp.(a)	444,780
1,120	Google, Inc., Class A(a)	794,494
12,193	Honeywell International, Inc	773,890
15,893	Johnson & Johnson	1,114,099
4,766	Monsanto Co	451,102
6,415	PepsiCo, Inc	438,978
4,245	Praxair, Inc	464,615
14,223	Qualcomm, Inc	882,110
8,305	Schlumberger, Ltd	575,453
11,023	Thermo Fisher Scientific, Inc	703,048
22,766	US Bancorp	727,146
14,893	Verizon Communications, Inc	644,420
4,576	Visa, Inc., Class A	693,630

		10,436,880

	Total Common Stock (Cost $19,641,268)	22,395,582

Shares		Value ($)
Preferred Stock - 1.8%
BRAZIL - 1.8%
9,490	Cia Brasileira de Distribuicao Grupo Pao de Acucar	419,460

	Total Preferred Stock (Cost $363,128)	419,460

Registered Investment
Company - 2.5%
600,979	Federated Prime Obligations Fund .	600,979

	Total Registered Investment Company (Cost $600,979)	600,979

Total Investments - 99.9%		23,416,021

(Cost $20,605,375)
Other Assets & Liabilities,
Net - 0.1%		17,731

Net Assets - 100.0%		23,433,752

a) Non-income producing security.

PLC Public Limited Company

REIT	Real Estate Investment Trust

At December 31, 2012, $50,000 was pledged as collateral requirements for futures contracts. The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
FTSE 100 Index Future	March 2013	1	$95,059	$(406)
S&P 500 Emini Index Futures	March 2013	3	213,000	1,170

				$764

See accompanying Notes to Portfolio of Investments | 11

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012 (Unaudited)	Highland Global Select Equity Fund

Industry	Percentage (based on total investments)
Banks	13.0%
Food, Beverage & Tobacco	10.1%
Pharmaceuticals, Biotechnology & Life Sciences	9.7%
Consumer Durables & Apparel	9.4%
Capital Goods	8.6%
Materials	6.7%
Energy	6.7%
Technology Hardware & Equipment	6.4%
Software & Services	6.4%
Insurance	4.6%
Telecommunication Services	4.4%
Semiconductors & Semiconductor Equipment	3.1%
Real Estate	2.9%
Retailing	1.9%
Food & Staples Retailing	1.8%
Diversified Financials	1.7%

97.4%

Other Instruments	Percentage (based on total investments)
Registered Investment Company	2.6%

2.6%

100.0%

12 | See accompanying Notes to Portfolio of Investments

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland International Equity Fund

Shares		Value ($)
Common Stock - 95.5%
AUSTRALIA - 2.1%
17,682	Brambles, Ltd	140,171
2,262	CSL, Ltd	127,675

		267,846

BELGIUM - 0.9%
1,349	Anheuser-Busch InBev NV	117,338

BRAZIL - 0.5%
3,376	Petroleo Brasileiro SA, ADR	65,157

CANADA - 2.7%
1,319	Canadian Natural Resources, Ltd	37,939
942	Cenovus Energy, Inc	31,495
3,539	Potash Corp. of Saskatchewan, Inc	143,877
3,863	Suncor Energy, Inc	126,904

		340,215

CHINA - 1.1%
1,362	Baidu, Inc., ADR(a)	136,596

FRANCE - 8.5%
6,988	AXA SA	125,327
2,776	BNP Paribas SA	157,851
1,399	Cap Gemini SA	61,103
1,710	Cie Generale d’Optique Essilor International SA	172,262
868	LVMH Moet Hennessy Louis Vuitton SA	160,006
5,716	Safran SA	247,250
938	Total SA	48,749
2,190	Vallourec SA	114,822

		1,087,370

GERMANY - 10.7%
1,206	Bayer AG	114,870
3,446	Deutsche Bank AG	151,427
2,189	Fresenius SE & Co. KGaA	251,587
2,499	HeidelbergCement AG	152,738
1,699	Linde AG	296,886
3,956	SAP AG	317,737
730	Siemens AG	79,732

		1,364,977

HONG KONG - 2.7%
70,849	AIA Group, Ltd	281,011
7,419	Wharf Holdings, Ltd	59,127

		340,138

INDIA - 0.3%
1,294	Larsen & Toubro, Ltd., GDR	37,957

IRELAND - 1.8%
4,711	Experian PLC	75,975
10,874	WPP PLC	158,962

		234,937

ITALY - 2.3%
5,752	ENI SpA	140,743
3,828	Luxottica Group SpA	157,814

		298,557

JAPAN - 17.2%
2,700	Astellas Pharma, Inc	121,636

Shares		Value ($)
JAPAN — (continued)
17,910	Bank of Yokohama, Ltd. (The)	83,438
7,700	Bridgestone Corp	200,837
800	Daito Trust Construction Co., Ltd	75,757
1,100	FANUC Corp	205,057
4,999	JGC Corp	156,082
9,000	Kubota Corp	103,680
3,000	Mitsubishi Estate Co., Ltd	71,963
14,000	Mitsubishi Heavy Industries, Ltd	67,854
2,600	Mitsubishi UFJ Financial Group, Inc	14,097
6,700	Mitsui & Co., Ltd	100,623
2,599	Nikon Corp	76,885
400	SMC Corp	72,805
4,200	Softbank Corp	154,196
6,400	Sony Financial Holdings, Inc	115,287
1,000	Sumitomo Realty & Development Co., Ltd	33,379
2,800	Tokio Marine Holdings, Inc	78,159
6,924	Toyota Motor Corp	323,960
2,800	Unicharm Corp	145,787

		2,201,482

NETHERLANDS - 3.0%
543	European Aeronautic Defence and Space Co. NV	21,380
25,175	ING Groep NV(a)	238,829
3,387	Unilever NV	129,446

		389,655

NORWAY - 0.9%
4,723	Subsea 7 SA	113,352

SINGAPORE - 1.3%
10,305	United Overseas Bank, Ltd	169,051

SOUTH KOREA - 2.3%
205	Samsung Electronics Co., Ltd	294,545

SWEDEN - 3.3%
6,423	Alfa Laval AB	134,256
281	Assa Abloy AB	10,574
5,090	Hexagon AB, Class B	128,672
14,215	Telefonaktiebolaget LM Ericsson, Class B	143,538

		417,040

SWITZERLAND - 8.6%
4,610	Nestle SA	300,542
3,715	Novartis AG	234,509
630	Roche Holding AG	127,277
162	Swatch Group AG (The)	82,088
519	Syngenta AG	209,509
519	Zurich Financial Services AG	138,964

		1,092,889

TAIWAN - 2.5%
18,245	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	313,084

UNITED KINGDOM - 22.8%
3,830	Aggreko PLC	109,373
8,017	BG Group PLC	133,807
6,193	BHP Billiton PLC	218,588
10,135	Capita Group PLC (The)	125,317
11,586	Diageo PLC	337,677
32,392	HSBC Holdings PLC	343,470

See accompanying Notes to Investment Portfolios | 13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland International Equity Fund

Shares		Value ($)
Common Stock — (continued)
UNITED KINGDOM — (continued)
1,147	Intertek Group PLC	58,301
144,904	Lloyds Banking Group PLC(a)	115,547
20,010	National Grid PLC	229,650
14,133	Prudential PLC	201,769
1,268	Reckitt Benckiser Group PLC	80,544
4,126	Rio Tinto PLC	240,805
6,523	Royal Dutch Shell PLC, Class A	226,559
8,783	Standard Chartered PLC	227,447
9,161	TESCO PLC	50,496
82,196	Vodafone Group PLC	207,041

		2,906,391

	Total Common Stock (Cost $10,684,316)	12,188,577

Preferred Stock - 1.8%
GERMANY - 1.8%
1,028	Volkswagen AG	235,595

	Total Preferred Stock (Cost $172,899)	235,595

Registered Investment Company - 2.2%
277,992	Federated Prime Obligations Fund .	277,992

	Total Registered Investment Company (Cost $277,992)	277,992

Total Investments - 99.5%		12,702,164

(Cost $11,135,207)

Other Assets & Liabilities, Net - 0.5%		61,159

Net Assets - 100.0%		12,763,323

(a)	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

At December 31, 2012, $55,000 was pledged as collateral requirements for futures contracts. The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
EURO SToxx 50	March 2013	1	34,476	$(148)
FTSE 100 Index Futures	March 2013	2	190,117	(861)
TOPIX Index Futures	March 2013	1	99,636	8,024

				$7,015

Industry	Percentage (based on total investments)
Capital Goods	10.6%
Materials	9.9%
Banks	8.7%
Insurance	7.4%
Energy	7.3%
Food, Beverage & Tobacco	7.0%
Automobiles & Components	6.0%
Pharmaceuticals, Biotechnology & Life Sciences	5.7%
Semiconductors & Semiconductor Equipment	4.8%
Software & Services	4.1%
Commercial & Professional Services	4.0%
Consumer Durables & Apparel	3.8%
Health Care Equipment & Services	3.3%
Diversified Financials	3.1%
Telecommunication Services	2.8%
Technology Hardware & Equipment	2.1%
Real Estate	1.9%
Utilities	1.8%
Household & Personal Products	1.8%
Media	1.3%
Food & Staples Retailing	0.4%

97.8%

Other Investments	Percentage (based on total investments)
Registered Investment Company	2.2%

100.0%

14 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Total Return Fund

Shares		Value ($)
Domestic Equity - 36.6%
COMMON STOCK - 36.6%
AUTOMOBILES & COMPONENTS - 0.1%
9,601	Ford Motor Co	124,333

BANKS - 1.3%
27,033	Regions Financial Corp	192,475
9,263	Standard Chartered PLC	239,877
17,357	Wells Fargo & Co	593,262

		1,025,614

CAPITAL GOODS - 1.9%
589	Boeing Co. (The)	44,387
746	Cummins, Inc	80,829
3,111	Deere & Co	268,853
6,732	Dover Corp	442,360
4,067	Eaton Corp	220,432
6,776	Honeywell International, Inc	430,073

		1,486,934

CONSUMER DURABLES & APPAREL - 0.2%
915	LVMH Moet Hennessy Louis Vuitton SA	168,670
871	MDC Holdings, Inc	32,018

		200,688

CONSUMER SERVICES - 0.5%
1,900	Darden Restaurants, Inc	85,633
3,222	Las Vegas Sands Corp	148,728
1,454	McDonald’s Corp	128,257

		362,618

DIVERSIFIED FINANCIALS - 3.2%
5,489	American Express Co	315,508
5,587	Ameriprise Financial, Inc	349,914
6,455	Citigroup, Inc	255,360
8,764	CME Group, Inc	444,422
393	Franklin Resources, Inc	49,400
1,633	Goldman Sachs Group, Inc. (The)	208,305
12,964	Invesco, Ltd. ADR	338,231
6,690	JPMorgan Chase & Co	294,159
5,242	State Street Corp	246,426

		2,501,725

ENERGY - 3.1%
4,196	Anadarko Petroleum Corp	311,805
5,228	Chevron Corp	565,356
1,603	Exxon Mobil Corp	138,740
3,317	Halliburton Co	115,067
1,939	Hess Corp	102,689
5,593	Marathon Oil Corp	171,481
4,496	Occidental Petroleum Corp	344,439
10,025	Schlumberger, Ltd	694,632

		2,444,209

FOOD & STAPLES RETAILING - 0.2%
2,610	CVS Caremark Corp	126,194

FOOD, BEVERAGE & TOBACCO - 2.2%
1,980	Altria Group, Inc	62,212
5,380	Archer-Daniels-Midland Co	147,358
6,152	Coca-Cola Enterprises, Inc	195,203
1,704	Kraft Foods Group, Inc	77,466
10,887	Kraft Foods, Inc., Class A	277,292
12,086	PepsiCo, Inc	827,045

Shares		Value ($)
COMMON STOCK — (continued)
FOOD, BEVERAGE & TOBACCO — (continued)
2,192	Philip Morris International, Inc	183,339

		1,769,915

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
4,754	Cardinal Health, Inc	195,770
12,612	Covidien PLC	728,217
2,363	DENTSPLY International, Inc	93,598
7,964	Express Scripts Holding Co.(a)	430,056
858	HCA Holdings, Inc	25,886
5,034	Medtronic, Inc	206,495
373	Stryker Corp	20,448

		1,700,470

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
2,201	Clorox Co	161,157
1,650	Kimberly-Clark Corp	139,310

		300,467

INSURANCE - 1.1%
3,863	ACE, Ltd	308,267
7,332	American International Group, Inc.(a)	258,820
3,332	Prudential Financial, Inc	177,696
1,409	Travelers Cos., Inc. (The)	101,194

		845,977

MATERIALS - 1.1%
2,890	Allegheny Technologies, Inc	87,740
2,684	EI du Pont de Nemours & Co	120,699
1,470	LyondellBasell Industries N.V	83,922
3,437	Monsanto Co	325,312
1,185	PPG Industries, Inc	160,390
986	Praxair, Inc	107,918

		885,981

MEDIA - 2.5%
1,864	CBS Corp., Class B	70,925
6,432	Comcast Corp., Class A	240,428
4,941	Comcast Corp., Special Class A	177,629
2,234	DIRECTV(a)	112,057
5,199	Discovery Communications, Inc., Class C(a)	304,142
6,316	Liberty Global, Inc., Class C(a)	371,065
3,020	Nielsen Holdings NV	92,382
3,915	Omnicom Group, Inc	195,593
7,450	Time Warner, Inc	356,334
747	Walt Disney Co. (The)	37,193

		1,957,748

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
3,262	Agilent Technologies, Inc	133,546
5,208	Amgen, Inc	449,555
5,669	Bristol-Myers Squibb Co	184,753
4,382	Gilead Sciences, Inc.(a)	321,858
8,757	Johnson & Johnson	613,866
4,434	Merck & Co., Inc	181,528
3,729	PerkinElmer, Inc	118,358
23,334	Pfizer, Inc	585,217

		2,588,681

REAL ESTATE - 0.7%
3,222	American Tower Corp. REIT	248,964

See accompanying Notes to Investment Portfolios. | 15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Shares		Value ($)
Domestic Equity — (continued)
COMMON STOCK — (continued)
REAL ESTATE — (continued)
1,980	HCP, Inc. REIT	89,456
382	Public Storage REIT	55,375
1,415	Rayonier, Inc. REIT	73,339
727	Simon Property Group, Inc. REIT	114,931

		582,065

RETAILING - 1.7%
537	Amazon.com, Inc.(a)	134,862
146	AutoZone, Inc.(a)	51,747
4,511	Dick’s Sporting Goods, Inc	205,205
1,275	Genuine Parts Co	81,064
2,058	Home Depot, Inc. (The)	127,287
15,270	Lowe’s Cos., Inc	542,390
2,051	Macy’s, Inc	80,030
1,585	Target Corp	93,784

		1,316,369

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,957	Altera Corp	67,399
1,678	Analog Devices, Inc	70,577
5,610	Intel Corp	115,734
1,375	Microchip Technology, Inc	44,811
4,856	Texas Instruments, Inc	150,245

		448,766

SOFTWARE & SERVICES - 4.5%
7,991	eBay, Inc.(a)	407,701
551	Google, Inc., Class A(a)	390,863
2,172	International Business Machines Corp	416,047
2,707	Intuit, Inc	161,066
29,513	Microsoft Corp	788,882
11,473	Oracle Corp	382,280
11,523	Paychex, Inc	358,826
2,707	Visa, Inc., Class A	410,327
17,048	Western Union Co. (The)	232,023

		3,548,015

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
2,224	Apple, Inc	1,185,459
32,975	Cisco Systems, Inc	647,959
15,866	Qualcomm, Inc	984,009

		2,817,427

TELECOMMUNICATION SERVICES - 0.4%
6,821	AT&T, Inc	229,936
3,023	Verizon Communications, Inc	130,805

		360,741

TRANSPORTATION - 1.1%
6,152	CSX Corp	121,379
1,238	Union Pacific Corp	155,641
8,359	United Parcel Service, Inc., Class B	616,309

		893,329

UTILITIES - 0.8%
10,068	AES Corp. (The)	107,728
1,729	American Water Works Co., Inc	64,198
5,817	Calpine Corp.(a)	105,462

Shares		Value ($)
COMMON STOCK — (continued)
UTILITIES — (continued)
2,578	Dominion Resources, Inc	133,540
1,398	NextEra Energy, Inc	96,728
3,104	Southern Co. (The)	132,882

		640,538

	Total Domestic Equity (Cost $26,049,658)	28,928,804

Foreign Equity - 17.3%
COMMON STOCK - 17.0%
AUTOMOBILES & COMPONENTS - 0.7%
8,100	Bridgestone Corp	211,270
7,406	Toyota Motor Corp	346,512

		557,782

BANKS - 1.2%
18,858	Bank of Yokohama, Ltd. (The)	87,855
2,928	BNP Paribas SA	166,494
34,160	HSBC Holdings PLC	362,217
152,815	Lloyds Banking Group PLC(a)	121,855
2,700	Mitsubishi UFJ Financial Group, Inc	14,639
11,360	United Overseas Bank, Ltd	186,358

		939,418

CAPITAL GOODS - 1.8%
3,673	ABB, Ltd. ADR	76,362
6,774	Alfa Laval AB	141,593
296	Assa Abloy AB	11,138
573	European Aeronautic Defence and Space Co. NV	22,562
1,100	FANUC Corp	205,057
4,999	JGC Corp	156,082
9,000	Kubota Corp	103,680
1,309	Larsen & Toubro, Ltd., GDR	38,397
14,000	Mitsubishi Heavy Industries, Ltd	67,854
7,000	Mitsui & Co., Ltd	105,128
6,028	Safran SA	260,746
769	Siemens AG	83,991
400	SMC Corp	72,805
2,315	Vallourec SA	121,376

		1,466,771

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
4,039	Aggreko PLC	115,341
18,647	Brambles, Ltd	147,821
10,688	Capita Group PLC (The)	132,155
4,969	Experian PLC	80,136
1,209	Intertek Group PLC	61,452

		536,905

CONSUMER DURABLES & APPAREL - 0.4%
4,037	Luxottica Group SpA	166,430
2,799	Nikon Corp	82,801
170	Swatch Group AG (The)	86,142

		335,373

DIVERSIFIED FINANCIALS - 0.5%
3,635	Deutsche Bank AG	159,732
26,550	ING Groep NV CVA(a)	251,874

		411,606

16 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Shares		Value ($)
Foreign Equity — (continued)
COMMON STOCK — (continued)
ENERGY - 1.4%
8,456	BG Group PLC	141,135
1,391	Canadian Natural Resources, Ltd	40,010
994	Cenovus Energy, Inc	33,233
6,066	ENI SpA	148,426
3,560	Petroleo Brasileiro SA ADR	68,708
2,217	Royal Dutch Shell PLC ADR	152,862
6,880	Royal Dutch Shell PLC, Class A	238,959
4,993	Subsea 7 SA	119,832
4,074	Suncor Energy, Inc	133,836
989	Total SA	51,400

		1,128,401

FOOD & STAPLES RETAILING - 0.1%
9,661	Tesco PLC	53,252

FOOD, BEVERAGE & TOBACCO - 1.3%
1,423	Anheuser-Busch InBev NV	123,775
12,219	Diageo PLC	356,126
887	Diageo PLC ADR	103,406
4,862	Nestle SA	316,971
3,572	Unilever NV	136,516

		1,036,794

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,804	Cie Generale d’Optique Essilor International SA	181,732
2,309	Fresenius SE & Co. KGaA	265,379

		447,111

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,339	Reckitt Benckiser Group PLC	85,053
3,000	Unicharm Corp	156,200

		241,253

INSURANCE - 1.2%
74,716	AIA Group, Ltd	296,349
7,369	AXA SA	132,160
14,906	Prudential PLC	212,805
6,700	Sony Financial Holdings, Inc	120,691
2,900	Tokio Marine Holdings, Inc	80,951
547	Zurich Financial Services AG	146,461

		989,417

MATERIALS - 1.8%
6,531	BHP Billiton PLC	230,518
2,636	HeidelbergCement AG	161,111
1,791	Linde AG	312,962
3,732	Potash Corp. of Saskatchewan, Inc	151,724
2,200	Potash Corp. of Saskatchewan, Inc	89,518
4,351	Rio Tinto PLC	253,937
547	Syngenta AG	220,812

		1,420,582

MEDIA - 0.2%
11,468	WPP PLC	167,645

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
2,800	Astellas Pharma, Inc	126,140

Shares		Value ($)
COMMON STOCK — (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
1,272	Bayer AG	121,157
2,385	CSL, Ltd	134,618
3,918	Novartis AG	247,324
4,174	Novartis AG ADR	264,214
664	Roche Holding AG	134,146

		1,027,599

REAL ESTATE - 0.4%
900	Daito Trust Construction Co., Ltd	85,226
3,000	Mitsubishi Estate Co., Ltd	71,963
2,000	Sumitomo Realty & Development Co., Ltd	66,759
7,823	Wharf Holdings, Ltd	62,347

		286,295

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
216	Samsung Electronics Co., Ltd	310,349
19,227	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	329,935

		640,284

SOFTWARE & SERVICES - 1.1%
4,443	Baidu, Inc. ADR(a)	445,588
1,475	Cap Gemini SA	64,422
4,172	SAP AG	335,085

		845,095

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
5,368	Hexagon AB, Class B	135,699
14,991	Telefonaktiebolaget LM Ericsson, Class B	151,374

		287,073

TELECOMMUNICATION SERVICES - 0.5%
4,400	Softbank Corp	161,538
86,686	Vodafone Group PLC	218,351

		379,889

UTILITIES - 0.3%
21,103	National Grid PLC	242,194

	Total Common Stock (Cost $11,947,717)	13,440,739

PREFERRED STOCK - 0.3%
AUTOMOBILES & COMPONENTS - 0.3%
1,085	Volkswagen AG	248,658

	Total Foreign Equity (Cost $12,127,116)	13,689,397

See accompanying Notes to Investment Portfolios. | 17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 29.1%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
	Federal Home Loan Mortgage Corp. REMIC
81,409	(Series 3977) (Class AI) 3.50%, 09/15/29(b)	5,861
86,196	(Series 3983) (Class EI) 3.50%, 11/15/30(b)	6,748
7,892	(Series 2645) (Class BI) 4.50%, 02/15/18(b)	230
14,372	(Series 2643) (Class IM) 4.50%, 03/15/18(b)	784
2,238	(Series 2590) (Class YQ) 5.00%, 05/15/17(b)	23
3,054	(Series 2781) (Class CI) 5.00%, 11/15/17(b)	36
8,579	(Series 2781) (Class IC) 5.00%, 05/15/18(b)	307
12,999	(Series 2763) (Class JI) 5.00%, 10/15/18(b)	743
18,653	(Series 2631) (Class DI) 5.50%, 06/15/33(b)	2,456
97,949	(Series 3806) (Class DS) 6.39%, 08/15/25(b)(c)	12,665
5,278	(Series 1980) (Class IO) 7.50%, 07/15/27(b)	993
178	(Series 33) (Class D) 8.00%, 04/15/20	191
	Federal Home Loan Mortgage Corp. STRIPS
470	(Series 186) (Class PO) 0.00%, 08/01/27(d)(e)	403
880	(Series 147) (Class IO) 8.00%, 02/01/23(b)	181
991	(Series 171) (Class IO) 8.00%, 07/01/24(b)	225
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
218,584	(Series T-58) (Class AIO) 0.08%, 09/25/43(b)(c)	1,729
	Federal National Mortgage Assoc. REMIC
663	(Series G92-68) (Class B) 0.00%, 12/25/22(d)(e)	615
86,675	(Series 2003-89) (Class IO) 1.21%, 12/25/42(b)(c)	2,780
327	(Series 2003-64) (Class KI) 4.50%, 05/25/18(b)	2
1,793	(Series 2003-41) (Class BI) 5.00%, 08/25/17(b)	36
3,837	(Series 2003-79) (Class HI) 5.00%, 10/25/22(b)	93
17,630	(Series 2003-61) (Class IJ) 5.00%, 02/25/32(b)	649
140,043	(Series 2010-98) (Class DI) 5.00%, 09/25/40(b)	17,215

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
44,583	(Series 2008-61) (Class SB) 5.79%, 07/25/38(b)(c)	4,819
132,663	(Series 2010-123) (Class SK) 5.84%, 11/25/40(b)(c)	24,419
87,321	(Series 2011-142) (Class ES) 6.29%, 01/25/42(b)(c)	18,040
4	(Series 1992-77) (Class K) 8.00%, 05/25/22(b)	97
	Federal National Mortgage Assoc. STRIPS
22,369	(Series 354) (Class 1) 0.00%, 12/01/34(d)(e)	21,291
25,172	(Series 362) (Class 2) 4.50%, 08/01/35(b)	2,840
24,800	(Series 378) (Class 1) 4.50%, 01/01/36(b)	2,939
21,221	(Series 387) (Class 2) 5.00%, 03/25/38(b)	2,661
17,247	(Series 387) (Class 1) 5.00%, 05/25/38(b)	2,060
6,482	(Series 346) (Class 2) 5.50%, 12/01/33(b)	843
12,497	(Series 252) (Class 2) 7.50%, 11/01/23(b)	2,664
682	(Series 237) (Class 2) 8.00%, 08/01/23(b)	140
3,272	(Series 264) (Class 2) 8.00%, 07/01/24(b)	635
119	(Series 12) (Class 2) 8.50%, 03/01/17(b)	15
293	(Series 7) (Class 2) 8.50%, 04/01/17(b)	39
45	(Series 28) (Class 2) 8.50%, 01/01/18(b)	6
369	(Series 150) (Class 2) 8.50%, 07/25/22(b)	81
424	(Series 163) (Class 2) 8.50%, 07/25/22(b)	55
663	(Series 137) (Class 2) 9.00%, 05/25/22(b)	131
	Government National Mortgage Assoc.
79,706	(Series 2011-51) (Class NI) 4.50%, 10/20/37(b)	7,449
80,958	(Series 2010-101) (Class GI) 4.50%, 02/20/38(b)	8,437
87,622	(Series 2010-130) (Class PI) 4.50%, 08/16/39(b)	10,797
68,653	(Series 2010-75) (Class KI) 5.00%, 12/20/35(b)	4,188
64,485	(Series 2010-42) (Class IA) 5.00%, 10/20/37(b)	5,750
80,705	(Series 2010-147) (Class PS) 5.94%, 05/20/40(b)(c)	13,023
143,914	(Series 2010-147) (Class SA) 5.96%, 05/20/40(b)(c)	26,123
145,729	(Series 2010-98) (Class YS) 6.39%, 12/20/39(b)(c)	23,904

	Total Agency Collateralized Mortgage Obligations (Cost $475,765)	238,411

18 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
AGENCY MORTGAGE BACKED - 9.7%
	Federal Home Loan Mortgage Corp.
155,000	2.38%, 01/13/22	162,254
2,086	4.50%, 06/01/33	2,245
5,052	4.50%, 02/01/35	5,435
16,302	5.00%, 07/01/35	18,157
10,482	5.00%, 07/01/35	11,675
7,287	5.00%, 07/01/35	8,207
3,149	5.00%, 07/01/35	3,547
152,381	5.00%, 06/01/41	170,662
3,832	5.50%, 05/01/20	4,171
63,957	5.50%, 01/01/38	71,108
27,968	5.50%, 04/01/39	30,891
449	6.00%, 04/01/17	486
849	6.00%, 06/01/17	919
1,283	6.00%, 05/01/20	1,397
6,837	6.00%, 08/01/29	7,604
6,304	6.00%, 06/01/33	7,011
7,035	6.00%, 09/01/33	7,825
6,756	6.00%, 10/01/33	7,514
3,775	6.00%, 10/01/33	4,199
3,317	6.00%, 10/01/33	3,648
15,788	6.00%, 11/01/33	17,559
4,472	6.00%, 03/01/34	4,974
3,306	6.00%, 05/01/34	3,669
3,872	6.00%, 11/01/34	4,263
6,587	6.00%, 12/01/34	7,326
4,170	6.00%, 12/01/34	4,586
3,429	6.00%, 03/01/35	3,790
3,248	6.00%, 05/01/35	3,588
52,119	6.00%, 06/01/37	57,573
57,600	6.00%, 11/01/37	63,628
5,655	6.50%, 06/01/29	6,622
461	7.00%, 10/01/16	494
225	7.00%, 06/01/29	268
524	7.00%, 08/01/29	625
1,899	7.00%, 12/01/29	2,263
3,314	7.00%, 04/01/31	3,948
2,884	7.00%, 07/01/34	3,342
4,046	7.00%, 12/01/34	4,689
3,943	7.00%, 12/01/34	4,569
2,926	7.00%, 02/01/35	3,390
1,815	7.00%, 08/01/36	2,093
5,916	7.50%, 12/01/30	7,223
845	7.50%, 09/01/33	915
142	8.00%, 04/01/30	176
2,310	8.00%, 11/01/30	2,811
290	9.00%, 04/01/16	318
322	9.00%, 07/01/16	354
412	9.00%, 06/01/21	470
	Federal National Mortgage Assoc.
308	2.72%, 04/01/37(c)	321
640,000	3.00%, TBA(f)	670,800
200,000	3.50%, TBA(f)	213,289
420,000	4.00%, TBA(f)	450,319
4,393	4.00%, 05/01/19	4,722
17,139	4.00%, 06/01/19	18,422
126,074	4.00%, 01/01/41	135,324
150,953	4.00%, 03/01/41	162,075
4,010	4.50%, 05/01/18	4,326

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
11,431	4.50%, 05/01/19	12,331
7,013	4.50%, 05/01/19	7,565
6,304	4.50%, 05/01/19	6,801
5,505	4.50%, 05/01/19	5,938
4,888	4.50%, 06/01/19	5,273
2,728	4.50%, 02/01/20	2,940
5,329	4.50%, 07/01/20	5,743
7,666	4.50%, 08/01/20	8,261
3,093	4.50%, 07/01/33	3,358
2,965	4.50%, 04/01/34	3,215
10,725	4.50%, 12/01/34	11,626
5,457	4.50%, 12/01/34	5,916
299,600	4.50%, 10/01/39	323,830
90,747	4.50%, 02/01/40	98,370
236,521	4.50%, 11/01/40	256,389
295,720	4.50%, 01/01/41	320,561
272,489	4.50%, 04/01/41	295,378
9,842	5.00%, 07/01/20	10,842
27,473	5.00%, 03/01/34	29,936
3,517	5.00%, 10/01/34	3,823
9,704	5.00%, 06/01/35	10,993
6,434	5.00%, 06/01/35	7,288
25,998	5.00%, 07/01/35	28,231
11,650	5.00%, 07/01/35	13,197
8,695	5.00%, 07/01/35	9,442
7,587	5.00%, 07/01/35	8,239
7,275	5.00%, 08/01/35	7,900
16,760	5.00%, 03/01/39	18,347
11,108	5.00%, 04/01/39	12,514
7,371	5.00%, 04/01/39	8,258
230,500	5.00%, 06/01/41	259,665
2,918	5.50%, 03/01/14	3,133
1,798	5.50%, 04/01/14	1,930
1,912	5.50%, 05/01/14	2,052
260	5.50%, 05/01/14	279
6,270	5.50%, 06/01/20	6,858
4,923	5.50%, 06/01/20	5,384
4,291	5.50%, 06/01/20	4,693
4,142	5.50%, 06/01/20	4,530
3,966	5.50%, 06/01/20	4,338
3,736	5.50%, 06/01/20	4,086
8,420	5.50%, 07/01/20	9,209
8,169	5.50%, 07/01/20	8,934
6,942	5.50%, 07/01/20	7,593
5,134	5.50%, 07/01/20	5,615
4,915	5.50%, 07/01/20	5,375
5,640	5.50%, 07/01/33	6,349
5,131	5.50%, 08/01/33	5,776
2,989	5.50%, 06/01/35	3,397
2,946	5.50%, 06/01/35	3,349
1,992	5.50%, 06/01/35	2,255
4,315	5.50%, 07/01/35	4,905
4,224	5.50%, 08/01/35	4,781
8,391	5.50%, 11/01/35	9,175
37,554	5.50%, 12/01/35	41,044
13,958	5.50%, 05/01/37	15,713
36,181	5.50%, 06/01/37	39,544
106,178	5.50%, 08/01/37	116,179
9,689	5.50%, 08/01/37	10,589
50,652	5.50%, 04/01/38	56,040
113,909	5.50%, 01/01/39	123,801
400,000	6.00%, TBA(f)	436,938
611	6.00%, 07/01/14	630
181	6.00%, 04/01/18	195

See accompanying Notes to Investment Portfolios. | 19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
3,470	6.00%, 02/01/20	3,820
2,204	6.00%, 05/01/33	2,472
3,374	6.00%, 06/01/33	3,854
2,066	6.00%, 06/01/33	2,257
6,559	6.00%, 07/01/33	7,391
3,326	6.00%, 07/01/33	3,783
2,445	6.00%, 07/01/33	2,735
7,742	6.00%, 08/01/33	8,842
5,264	6.00%, 08/01/33	6,012
9,849	6.00%, 10/01/33	11,048
7,845	6.00%, 10/01/33	8,960
3,992	6.00%, 10/01/33	4,560
2,746	6.00%, 11/01/33	3,137
5,842	6.00%, 12/01/33	6,673
9,352	6.00%, 01/01/34	10,682
4,526	6.00%, 02/01/34	5,169
95,750	6.00%, 03/01/34	106,386
5,494	6.00%, 04/01/34	6,275
6,553	6.00%, 05/01/34	7,484
5,689	6.00%, 07/01/34	6,353
4,674	6.00%, 10/01/34	5,244
6,863	6.00%, 11/01/34	7,839
4,206	6.00%, 12/01/34	4,698
4,039	6.00%, 12/01/34	4,613
8,952	6.00%, 01/01/35	10,225
5,965	6.00%, 01/01/35	6,813
4,943	6.00%, 02/01/35	5,646
3,842	6.00%, 03/01/35	4,388
10,735	6.00%, 06/01/35	12,043
9,608	6.00%, 06/01/35	10,778
9,207	6.00%, 06/01/35	10,329
8,420	6.00%, 06/01/35	9,446
5,210	6.00%, 06/01/35	5,845
4,738	6.00%, 07/01/35	5,412
3,125	6.00%, 07/01/35	3,505
6,559	6.00%, 08/01/35	7,325
287	6.50%, 01/01/15	298
553	6.50%, 02/01/16	592
1,629	6.50%, 08/01/17	1,767
171	6.50%, 09/01/17	187
493	6.50%, 10/01/17	538
633	6.50%, 10/01/18	707
14,393	6.50%, 01/01/19	16,070
537	6.50%, 03/01/19	588
148	6.50%, 05/01/24	166
177	6.50%, 10/01/28	207
166	6.50%, 05/01/29	190
2,528	6.50%, 07/01/29	2,875
989	6.50%, 07/01/32	1,125
1,628	6.50%, 09/01/32	1,851
1,129	6.50%, 09/01/32	1,278
686	6.50%, 11/01/32	812
515	6.50%, 12/01/32	584
2,560	6.50%, 01/01/33	2,903
278	6.50%, 01/01/33	329
1,706	6.50%, 06/01/33	2,021
1,294	6.50%, 11/01/33	1,465
2,530	6.50%, 01/01/34	2,864
169	6.50%, 02/01/34	188
3,406	6.50%, 07/01/34	3,856
2,840	6.50%, 08/01/34	3,213
298	7.00%, 10/01/16	320
990	7.00%, 04/01/17	1,085
2,677	7.00%, 08/01/17	2,903

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
240	7.00%, 05/01/33	270
543	7.00%, 12/01/33	612
8	7.50%, 09/01/13	8
37	7.50%, 05/01/15	39
9	7.50%, 09/01/15	9
49	7.50%, 06/01/17	49
2,622	7.50%, 12/01/23	3,056
171	7.50%, 12/01/26	205
438	7.50%, 09/01/29	532
1,359	7.50%, 08/01/31	1,669
5,528	7.50%, 09/01/31	6,017
426	7.50%, 10/01/31	521
7,608	7.50%, 11/01/31	9,342
1,776	7.50%, 01/01/32	2,184
1,250	7.50%, 05/01/32	1,539
1,201	7.50%, 06/01/32	1,479
813	7.50%, 07/01/32	995
147	7.50%, 12/01/32	150
726	7.50%, 01/01/33	894
521	7.50%, 03/01/33	578
226	7.50%, 12/01/33	230
868	7.50%, 03/01/34	954
103	8.00%, 07/01/15	103
412	8.00%, 12/01/15	437
1,762	8.00%, 11/01/25	2,123
497	8.00%, 09/01/30	576
2,832	8.00%, 11/01/30	3,496
2,388	8.00%, 12/01/30	2,927
1,523	8.00%, 09/01/32	1,894
61	8.00%, 12/01/32	62
160	8.00%, 01/01/33	165
1,650	8.00%, 11/01/33	2,053
1,503	8.50%, 05/01/31	1,883
1,592	9.00%, 12/01/17	1,767
2,115	9.00%, 12/01/22	2,493
	Government National Mortgage Assoc.
205,000	3.00%, TBA(f)	217,973
580,000	3.50%, TBA(f)	630,342
215,000	4.00%, TBA(f)	235,862
190,000	4.00%, TBA(f)	206,952
5,710	4.50%, 08/15/33	6,288
18,124	4.50%, 10/15/33	19,960
6,276	4.50%, 10/15/33	6,911
4,375	4.50%, 10/15/33	4,818
13,672	4.50%, 09/15/34	15,058
130,586	4.50%, 05/20/40	144,018
89,125	4.50%, 03/20/41	98,090
240,000	5.00%, TBA(f)	261,825
14,630	5.00%, 08/15/33	15,975
3,695	6.00%, 04/15/30	4,162
12,491	6.00%, 07/15/33	14,159
5,102	6.00%, 04/15/34	5,718
1,568	6.00%, 06/15/35	1,755
4,524	6.00%, 09/15/36	5,057
880	6.50%, 02/15/24	1,017
8,002	6.50%, 06/15/24	9,232
5,052	6.50%, 04/15/28	5,847
3,274	6.50%, 04/15/28	3,849
8,554	6.50%, 04/15/32	10,021
3,086	6.50%, 08/15/32	3,615
3,171	6.50%, 01/15/33	3,715
9,357	6.50%, 06/15/34	11,018
8,874	6.50%, 06/15/34	10,119

20 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
7,520	6.50%, 08/15/34	8,835
2,392	6.50%, 08/15/34	2,729
8,359	6.50%, 07/15/36	9,843
5,472	6.50%, 08/15/36	6,223
3,091	7.00%, 04/15/28	3,699
2,593	7.00%, 10/15/30	3,097
3,614	7.00%, 06/15/34	4,207
3,980	7.00%, 08/15/36	4,694
2,707	7.00%, 09/15/36	3,192
141	8.00%, 09/15/29	146
64	8.00%, 06/15/30	66
12,528	8.50%, 10/15/17	13,490
12,746	9.00%, 11/15/16	14,180
2,864	9.00%, 01/15/17	3,192
1,146	9.00%, 11/15/17	1,226
338	9.00%, 11/15/17	365
520	9.00%, 12/15/21	571

	Total Agency Mortgage Backed (Cost $7,417,641)	7,628,364

ASSET BACKED - 0.0%
	Bear Stearns Asset Backed Securities Trust
3	(Series 2003-ABF1) (Class A) 0.95%, 01/25/34(c)	2
	Popular ABS Mortgage Pass-Through Trust
25,000	(Series 2005-5) (Class AF4) 5.30%, 11/25/35(g)	16,235

	Total Asset Backed (Cost $20,129)	16,237

CORPORATE NOTES - 8.8%
AUTOMOBILES & COMPONENTS - 0.2%
	American Axle & Manufacturing, Inc.
30,000	7.88%, 03/01/17	31,125
	Ford Motor Credit Co. LLC
29,000	3.00%, 06/12/17	29,826
	Toyota Motor Credit Corp., MTN
37,000	1.75%, 05/22/17	37,929
	Visteon Corp.
25,000	6.75%, 04/15/19	26,750

		125,630

BANKS - 0.6%
	Banco Mercantil del Norte SA
10,000	6.86%, 10/13/21(c)(h)	10,875
	Central American Bank for Economic Integration
40,000	5.38%, 09/24/14(h)	42,863
	European Investment Bank
100,000	0.88%, 12/15/14	100,950
	HSBC USA, Inc.
41,000	1.63%, 01/16/18	41,087
	Kreditanstalt fuer Wiederaufbau
65,000	2.00%, 10/04/22	65,283
15,000	4.50%, 07/16/18	17,719
	National Agricultural Cooperative Federation
100,000	4.25%, 01/28/16(h)	107,270

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
BANKS — (continued)
	Royal Bank of Canada
39,000	1.20%, 09/19/17	39,138
	US Bancorp
44,000	3.44%, 02/01/16	46,369

		471,554

CAPITAL GOODS - 0.3%
	Amsted Industries, Inc.
22,000	8.13%, 03/15/18(h)	23,650
	Cargill, Inc.
62,000	5.20%, 01/22/13(h)	62,161
25,000	6.00%, 11/27/17(h)	30,110
	Case New Holland, Inc.
17,000	7.88%, 12/01/17	20,188
	Caterpillar, Inc.
33,000	1.50%, 06/26/17	33,458
	Deere & Co.
14,000	3.90%, 06/09/42	14,371
	Textron, Inc.
23,000	6.20%, 03/15/15	25,222
	United Technologies Corp.
15,000	1.80%, 06/01/17	15,457
22,000	4.50%, 06/01/42	24,549

		249,166

CONSUMER DURABLES & APPAREL - 0.0%
	DR Horton, Inc.
8,000	4.38%, 09/15/22	8,199
	Hanesbrands, Inc.
31,000	6.38%, 12/15/20	34,255

		42,454

CONSUMER SERVICES - 0.2%
	ADT Corp. (The)
14,000	2.25%, 07/15/17(h)	13,904
18,000	3.50%, 07/15/22(h)	17,542
7,000	4.88%, 07/15/42(h)	6,670
	CityCenter Holdings LLC
18,000	7.63%, 01/15/16	19,350
	McDonald’s Corp., MTN
29,000	1.88%, 05/29/19	29,553
	Vail Resorts, Inc.
47,000	6.50%, 05/01/19(h)	50,819

		137,838

DIVERSIFIED FINANCIAL SERVICES - 0.2%
	Caterpillar Financial Services Corp.
18,000	1.25%, 11/06/17	18,008
	Hyundai Capital America
26,000	1.63%, 10/02/15(h)	26,174
13,000	2.13%, 10/02/17(h)	13,108
	Invesco Finance PLC
38,000	3.13%, 11/30/22	38,465
	Woodside Finance, Ltd.
63,000	4.50%, 11/10/14(h)	66,666

		162,421

DIVERSIFIED FINANCIALS - 1.1%
	ABB Finance USA, Inc.
26,000	1.63%, 05/08/17	26,366

See accompanying Notes to Investment Portfolios. | 21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
DIVERSIFIED FINANCIALS — (continued)
	American Express Credit Corp., MTN
18,000	1.75%, 06/12/15	18,388
	Bank of America Corp.
100,000	5.42%, 03/15/17	109,640
26,000	5.70%, 01/24/22	31,323
	Berkshire Hathaway Finance Corp.
30,000	1.60%, 05/15/17	30,611
	Citigroup, Inc.
34,000	4.45%, 01/10/17	37,700
45,000	5.00%, 09/15/14	47,363
14,000	5.88%, 01/30/42	17,345
	Goldman Sachs Capital I
22,000	6.35%, 02/15/34	22,903
	Goldman Sachs Group, Inc. (The)
43,000	5.75%, 01/24/22	50,927
26,000	6.75%, 10/01/37	29,560
	John Deere Capital Corp., MTN
21,000	3.15%, 10/15/21	22,187
	JPMorgan Chase & Co.
13,000	3.25%, 09/23/22	13,415
33,000	4.35%, 08/15/21	36,969
22,000	4.50%, 01/24/22	24,934
	Morgan Stanley
19,000	4.75%, 03/22/17	20,748
39,000	4.88%, 11/01/22	40,459
25,000	5.50%, 07/28/21	28,434
	Morgan Stanley, MTN
126,000	6.63%, 04/01/18	148,668
	NYSE Euronext
39,000	2.00%, 10/05/17	39,691
	Santander Holdings USA, Inc.
13,000	3.00%, 09/24/15	13,247
	Toyota Motor Credit Corp., MTN
26,000	1.25%, 10/05/17	26,215

		837,093

ENERGY - 1.7%
	Anadarko Petroleum Corp.
14,000	6.20%, 03/15/40	17,331
	BP Capital Markets PLC
25,000	1.38%, 11/06/17	25,051
21,000	1.85%, 05/05/17	21,490
50,000	2.25%, 11/01/16	52,067
25,000	2.50%, 11/06/22	24,825
	DCP Midstream Operating LP
25,000	2.50%, 12/01/17	24,895
	Denbury Resources, Inc.
27,000	6.38%, 08/15/21	29,835
19,000	8.25%, 02/15/20	21,470
	Devon Energy Corp.
38,000	3.25%, 05/15/22	39,739
	Ecopetrol SA
6,000	7.63%, 07/23/19	7,785
	Energy Transfer Equity LP
23,000	7.50%, 10/15/20	26,680
	Energy Transfer Partners LP
22,000	6.50%, 02/01/42	27,032

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
ENERGY — (continued)
25,000	6.70%, 07/01/18	30,158
	Enterprise Products Operating LLC
14,000	4.45%, 02/15/43	14,234
	Forest Oil Corp.
30,000	7.25%, 06/15/19	30,300
	Kinder Morgan Energy Partners LP
13,000	5.00%, 08/15/42	13,831
	Linn Energy LLC
3,000	6.25%, 11/01/19(h)	3,029
25,000	8.63%, 04/15/20	27,375
	Murphy Oil Corp.
38,000	2.50%, 12/01/17	38,278
25,000	3.70%, 12/01/22	24,956
	Newfield Exploration Co.
10,000	5.63%, 07/01/24	10,825
30,000	5.75%, 01/30/22	33,150
	Nexen, Inc.
23,000	6.40%, 05/15/37	29,837
	Odebrecht Drilling Norbe VIII/IX, Ltd.
95,000	6.35%, 06/30/21(h)	107,112
	ONEOK Partners LP
7,000	3.38%, 10/01/22	7,148
21,000	6.13%, 02/01/41	25,269
	Peabody Energy Corp.
18,000	6.25%, 11/15/21	19,215
	Petrobras International Finance Co.
17,000	3.88%, 01/27/16	18,020
	Petrobras International Finance Co. - Pifco
12,000	2.88%, 02/06/15	12,343
38,000	3.50%, 02/06/17	39,947
	Plains Exploration & Production Co.
14,000	6.50%, 11/15/20	15,575
	Power Sector Assets & Liabilities Management Corp.
100,000	7.39%, 12/02/24(h)	140,250
	Pride International, Inc.
33,000	6.88%, 08/15/20	41,800
	Range Resources Corp.
30,000	5.75%, 06/01/21	32,250
	Rowan Cos, Inc.
17,000	5.40%, 12/01/42	17,280
	Schlumberger Investment SA
41,000	2.40%, 08/01/22(h)	40,736
	Total Capital International SA
69,000	1.55%, 06/28/17	70,140
39,000	2.70%, 01/25/23	39,818
	Transocean, Inc.
12,000	3.80%, 10/15/22	12,324
	Weatherford International, Inc.
14,000	6.35%, 06/15/17	16,040
	Weatherford International, Ltd.
24,000	4.50%, 04/15/22	25,518
22,000	5.95%, 04/15/42	23,963
	Williams Cos., Inc. (The)
41,000	3.70%, 01/15/23	41,441

		1,320,362

22 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
FOOD & STAPLES RETAILING - 0.0%
	CVS Caremark Corp.
17,000	3.25%, 05/18/15	18,033

FOOD, BEVERAGE & TOBACCO - 0.5%
	Altria Group, Inc.
21,000	4.25%, 08/09/42	20,450
	Anheuser-Busch InBev Worldwide, Inc.
28,000	2.50%, 07/15/22	28,235
19,000	5.38%, 11/15/14	20,635
	Archer-Daniels-Midland Co.
17,000	4.02%, 04/16/43(h)	16,328
	Coca-Cola Co. (The)
13,000	3.30%, 09/01/21(h)	14,358
	Diageo Capital PLC
40,000	1.50%, 05/11/17	40,608
	Diageo Investment Corp.
42,000	2.88%, 05/11/22	43,444
	Heineken NV
18,000	0.80%, 10/01/15(h)	18,046
26,000	1.40%, 10/01/17(h)	25,951
	Kraft Foods Group, Inc.
17,000	1.63%, 06/04/15(h)	17,312
29,000	2.25%, 06/05/17(h)	30,027
25,000	5.00%, 06/04/42	28,226
	Pepsico, Inc.
40,000	2.75%, 03/05/22	41,176
	Philip Morris International, Inc.
37,000	2.50%, 05/16/16	38,948
13,000	3.88%, 08/21/42	13,128
	Reynolds American, Inc.
40,000	3.25%, 11/01/22	40,264

		437,136

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
	Aetna, Inc.
21,000	1.50%, 11/15/17	21,067
25,000	2.75%, 11/15/22	24,847
	Catholic Health Initiatives
5,000	1.60%, 11/01/17	5,059
20,000	2.95%, 11/01/22	20,230
9,000	4.35%, 11/01/42	9,217
	Cigna Corp.
27,000	2.75%, 11/15/16	28,429
10,000	4.00%, 02/15/22	10,952
19,000	5.38%, 02/15/42	22,207
	Covidien International Finance SA
22,000	1.35%, 05/29/15	22,311
	DaVita, Inc.
10,000	5.75%, 08/15/22	10,588
30,000	6.38%, 11/01/18	32,250
	DENTSPLY International, Inc.
9,000	2.75%, 08/15/16	9,346
34,000	4.13%, 08/15/21	36,187
	Express Scripts, Inc.
46,000	3.13%, 05/15/16	48,536

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
	Fresenius Medical Care US Finance, Inc.
14,000	5.75%, 02/15/21(h)	15,050
	HCA Holdings, Inc.
38,000	6.50%, 02/15/20	42,845
	Memorial Sloan-Kettering Cancer Center
10,000	4.13%, 07/01/52	9,942
	Roche Holdings, Inc.
55,000	6.00%, 03/01/19(h)	68,555
	UnitedHealth Group, Inc.
13,000	0.85%, 10/15/15	13,051
13,000	1.40%, 10/15/17	13,035
	WellPoint, Inc.
12,000	1.88%, 01/15/18	12,164
40,000	3.30%, 01/15/23	41,128
7,000	3.70%, 08/15/21	7,376

		524,372

INDUSTRIALS - 0.2%
	Bombardier, Inc.
3,000	5.75%, 03/15/22(h)	3,098
61,000	7.75%, 03/15/20(h)	69,540
	Turlock Corp.
38,000	1.50%, 11/02/17(h)	38,122
55,000	2.75%, 11/02/22(h)	54,948

		165,708

INSURANCE - 0.1%
	American International Group, Inc.
38,000	4.88%, 06/01/22	43,465
	CNA Financial Corp.
21,000	5.88%, 08/15/20	24,815
	Liberty Mutual Group, Inc.
14,000	6.50%, 05/01/42(h)	15,805
	Lincoln National Corp.
9,000	4.20%, 03/15/22	9,674
	Prudential Financial, Inc.
11,000	5.63%, 06/15/43(c)	11,454
	Prudential Financial, Inc., MTN
15,000	5.63%, 05/12/41	17,163

		122,376

MATERIALS - 0.3%
	Corp Nacional del Cobre de Chile
16,000	4.25%, 07/17/42(h)	16,367
6,000	5.63%, 09/21/35(h)	7,359
	Dow Chemical Co. (The)
13,000	3.00%, 11/15/22	12,999
13,000	4.38%, 11/15/42	12,969
	Eastman Chemical Co.
23,000	2.40%, 06/01/17	23,789
	Kinross Gold Corp.
18,000	6.88%, 09/01/41	18,376
	NewMarket Corp.
14,000	4.10%, 12/15/22(h)	14,274
	Sherwin-Williams Co. (The)
13,000	1.35%, 12/15/17	12,987
13,000	4.00%, 12/15/42	13,047
	Xstrata Finance Canada, Ltd.
51,000	2.45%, 10/25/17(h)	51,553

See accompanying Notes to Investment Portfolios. | 23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
MATERIALS — (continued)
23,000	4.00%, 10/25/22(h)	23,296
33,258	5.80%, 11/15/16(h)	37,578

		244,594

MEDIA - 0.3%
	CCO Holdings LLC
32,000	8.13%, 04/30/20	36,000
	DIRECTV Holdings LLC
48,000	4.75%, 10/01/14	51,272
27,000	5.15%, 03/15/42	27,412
	News America, Inc.
9,000	6.65%, 11/15/37	11,669
	Omnicom Group, Inc.
38,000	3.63%, 05/01/22	39,664
	Time Warner Cable, Inc.
27,000	6.75%, 07/01/18	33,768
	Viacom, Inc.
34,000	2.50%, 12/15/16	35,484
	WPP Finance 2010
13,000	3.63%, 09/07/22	12,957

		248,226

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
	AbbVie, Inc.
37,000	1.20%, 11/06/15(h)	37,273
25,000	1.75%, 11/06/17(h)	25,301
25,000	2.00%, 11/06/18(h)	25,358
13,000	4.40%, 11/06/42(h)	13,879
	Agilent Technologies, Inc.
12,000	3.20%, 10/01/22	12,166
20,000	5.50%, 09/14/15	22,300
	Amgen, Inc.
24,000	5.38%, 05/15/43	28,410
15,000	5.65%, 06/15/42	18,081
	Aristotle Holding, Inc.
18,000	2.65%, 02/15/17(h)	18,727
15,000	3.90%, 02/15/22(h)	16,205
15,000	4.75%, 11/15/21(h)	17,054
	AstraZeneca PLC
16,000	4.00%, 09/18/42	16,254
	Merck & Co.,Inc.
26,000	2.40%, 09/15/22	26,065
	Mylan, Inc.
10,000	7.88%, 07/15/20(h)	11,825
	Novartis Capital Corp.
31,000	2.40%, 09/21/22	31,151
	Teva Pharmaceutical Finance Co. BV
41,000	2.95%, 12/18/22	41,563
	Watson Pharmaceuticals, Inc.
39,000	3.25%, 10/01/22	39,894

		401,506

REAL ESTATE - 0.1%
	DDR Corp.
19,000	4.63%, 07/15/22	20,775
	Host Hotels & Resorts LP
6,000	4.75%, 03/01/23	6,389

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
REAL ESTATE — (continued)
15,000	6.00%, 11/01/20	16,575
	Simon Property Group LP
8,000	2.75%, 02/01/23	8,013

		51,752

RETAILING - 0.1%
	Amazon.com, Inc.
25,000	1.20%, 11/29/17	24,892
25,000	2.50%, 11/29/22	24,694

		49,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Intel Corp.
25,000	1.35%, 12/15/17	25,023
25,000	2.70%, 12/15/22	25,019
13,000	4.25%, 12/15/42	13,090

		63,132

SOFTWARE & SERVICES - 0.1%
	Autodesk, Inc.
10,000	1.95%, 12/15/17	9,962
	eBay, Inc.
19,000	1.35%, 07/15/17	19,242
13,000	2.60%, 07/15/22	13,160
16,000	4.00%, 07/15/42	15,649
	Oracle Corp.
64,000	1.20%, 10/15/17	64,264

		122,277

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	Hewlett-Packard Co.
27,000	2.60%, 09/15/17	26,331
8,000	6.00%, 09/15/41	7,946
	Jabil Circuit, Inc.
8,000	4.70%, 09/15/22	8,449
	Seagate HDD Cayman
3,000	7.00%, 11/01/21	3,232

		45,958

TELECOMMUNICATION SERVICES - 0.5%
	AT&T, Inc.
27,000	0.88%, 02/13/15	27,141
31,000	2.95%, 05/15/16	32,847
39,000	4.35%, 06/15/45(h)	39,346
29,000	5.55%, 08/15/41	34,939
	CenturyLink, Inc.
5,000	5.80%, 03/15/22	5,295
8,000	7.65%, 03/15/42	8,386
	Cincinnati Bell, Inc.
8,000	8.25%, 10/15/17	8,659
	COX Communications, Inc.
9,000	3.25%, 12/15/22(h)	9,301
6,000	4.70%, 12/15/42(h)	6,147
	Crown Castle Towers LLC
32,000	6.11%, 01/15/20(h)	38,600
	Frontier Communications Corp.
33,000	7.13%, 03/15/19	36,052
	Hughes Satellite Systems Corp.
29,000	6.50%, 06/15/19	32,118

24 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
TELECOMMUNICATION SERVICES — (continued)
	PAETEC Holding Corp.
28,000	8.88%, 06/30/17	30,170
	Verizon Communications, Inc.
76,000	2.00%, 11/01/16	78,728
13,000	2.45%, 11/01/22	13,033
13,000	3.85%, 11/01/42	12,843
	Vodafone Group PLC
26,000	2.50%, 09/26/22	25,953

		439,558

TRANSPORTATION - 0.1%
	CSX Corp.
17,000	4.10%, 03/15/44	16,855
32,000	4.25%, 06/01/21	36,040
	United Parcel Service, Inc.
26,000	2.45%, 10/01/22	26,065

		78,960

UTILITIES - 0.8%
	AES Panama SA
20,000	6.35%, 12/21/16(h)	22,150
	Arizona Public Service Co.
15,000	6.25%, 08/01/16	17,621
	Dominion Resources, Inc.
24,000	1.95%, 08/15/16	24,686
	DPL, Inc.
110,000	7.25%, 10/15/21	118,250
	Duke Energy Corp.
27,000	1.63%, 08/15/17	27,101
79,000	3.05%, 08/15/22	80,580
	Empresa de Energia de Bogota SA
6,000	6.13%, 11/10/21(h)	6,765
	Exelon Corp.
34,000	4.90%, 06/15/15	37,032
	Florida Power & Light Co.
30,000	4.13%, 02/01/42	31,494
	Georgia Power Co.
15,000	4.30%, 03/15/42	15,800
	Great Plains Energy, Inc.
37,000	4.85%, 06/01/21	40,835
	Midamerican Energy Holdings Co.
40,000	6.13%, 04/01/36	50,665
	NextEra Energy Capital Holdings, Inc.
43,000	2.60%, 09/01/15	44,830
	Nisource Finance Corp.
33,000	3.85%, 02/15/23	33,981
	Oglethorpe Power Corp.
21,000	5.38%, 11/01/40	24,684
	Pacific Gas & Electric Co.
14,000	6.05%, 03/01/34	18,097
	PacifiCorp
2,000	6.25%, 10/15/37	2,704
	TransAlta Corp.
25,000	4.50%, 11/15/22	25,395

		622,670

	Total Corporate Notes (Cost $6,662,458)	6,982,362

Principal Amount ($)		Value ($)
MUNICIPAL BONDS AND NOTES - 0.2%
	American Municipal Power, Inc.
15,000	6.27%, 02/15/50	17,949
	Municipal Electric Authority of Georgia
22,000	6.64%, 04/01/57	26,301
	New Jersey Transportation Trust Fund Authority
10,000	6.88%, 12/15/39	11,503
	Port Auth of New York & New Jersey
45,000	4.46%, 10/01/62	44,462
	South Carolina State Public Service Authority
20,000	6.45%, 01/01/50	26,940
	State of California, GO
25,000	5.70%, 11/01/21	29,814

	Total Municipal Bonds and Notes (Cost $140,627)	156,969

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 0.8%
	Banc of America Commercial Mortgage, Inc.
40,000	(Series 2005-6) (Class A4) 5.19%, 09/10/47(c)	44,648
10,000	(Series 2006-4) (Class AM) 5.68%, 07/10/46	11,353
20,000	(Series 2008-1) (Class A4) 6.21%, 02/10/51(c)	24,339
	Bear Stearns Commercial Mortgage Securities
35,000	(Series 2005-T18) (Class A4) 4.93%, 02/13/42(c)	37,854
17,164	(Series 2006-PW11) (Class A2) 5.40%, 03/11/39(c)	17,331
40,000	(Series 2006-T22) (Class AM) 5.57%, 04/12/38(c)	44,416
	Citigroup Commercial Mortgage Trust
20,000	(Series 2006-C5) (Class AJ ) 5.48%, 10/15/49	19,094
	Commercial Mortgage Pass Through Certificates
20,000	(Series 2005-LP5) (Class A4) 4.98%, 05/10/43(c)	21,911
	GS Mortgage Securities Corp. II
30,000	(Series 2011-GC5) (Class A2) 3.00%, 08/10/44	32,132
10,000	(Series 2011-GC5) (Class B) 5.31%, 08/10/44(c)(h)	11,685
	JP Morgan Chase Commercial Mortgage Securities Corp.
20,000	(Series 2005-LDP1) (Class A4) 5.04%, 03/15/46(c)	21,656

See accompanying Notes to Investment Portfolios. | 25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
60,000	(Series 2005-CB11) (Class A4) 5.34%, 08/12/37(c)	65,716
60,000	(Series 2007-CB18) (Class A4) 5.44%, 06/12/47	69,277
	LB-UBS Commercial Mortgage Trust
369,687	(Series 2004-C8) (Class XCL) 0.77%, 12/15/39(b)(c)(h)	4,172
30,000	(Series 2005-C5) (Class A4) 4.95%, 09/15/30	32,825
40,000	(Series 2006-C1) (Class A4) 5.16%, 02/15/31	44,749
10,000	(Series 2006-C4) (Class A4) 5.87%, 06/15/38(c)	11,574
	Morgan Stanley Capital I
20,000	(Series 2006-T21) (Class A4) 5.16%, 10/12/52(c)	22,263
20,000	(Series 2006-IQ11) (Class B) 5.70%, 10/15/42(c)	17,941
20,000	(Series 2006-T23) (Class A4) 5.82%, 08/12/41(c)	23,211
	Wachovia Bank Commercial Mortgage Trust
40,000	(Series 2006-C23) (Class AM) 5.47%, 01/15/45(c)	44,279

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $577,733)	622,426

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Collateralized Mortgage Obligation Trust
434	(Series 55) (Class B) 0.00%, 11/01/18(d)(e)	417
	Credit Suisse First Boston Mortgage Securities Corp.
33,210	(Series 2005-9) (Class CB1) 5.31%, 10/25/35(c)	1,209
	Credit Suisse Mortgage Capital Certificates
8,251	(Series 2006-1) (Class CB1) 5.51%, 02/25/36(c)	25
	JP Morgan Chase Commercial Mortgage Securities Corp.
30,000	(Series 2012-CBX) (Class AS) 4.27%, 06/15/45	33,483
10,000	(Series 2012-LC9) (Class D) 4.43%, 12/15/47(c)(h)	9,745
	MASTR Alternative Loans Trust
18,561	(Series 2003-5) (Class 15AX) 5.00%, 08/25/18(b)	1,648

Principal Amount ($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	UBS-Barclays Commercial Mortgage Trust
10,000	(Series 2012-C2) (Class E) 4.89%, 05/10/63(c)(h)	9,062
	Wells Fargo Commercial Mortgage Trust
10,000	(Series 2012-LC5) (Class C) 4.69%, 10/15/45(c)	10,713
	Wells Fargo Mortgage Backed Securities Trust
151,769	(Series 2006-3) (Class B1) 5.50%, 03/25/36	2,467

	Total Non-Agency Collateralized Mortgage Obligations (Cost $249,439)	68,769

SOVEREIGN BONDS - 0.7%
	Chile Government International Bond
10,000	3.63%, 10/30/42	9,925
	Corp Andina de Fomento
26,000	4.38%, 06/15/22	28,282
	El Salvador Government International Bond
10,000	7.65%, 06/15/35	11,475
	Hungary Government International Bond
14,000	6.25%, 01/29/20	15,522
8,000	7.63%, 03/29/41	9,279
	Korea National Oil Corp.
100,000	2.88%, 11/09/15	104,621
	Lebanon Government International Bond
2,200	4.00%, 12/31/17	2,189
7,000	5.15%, 11/12/18	7,018
7,000	6.10%, 10/04/22	7,088
	Mexico Government International Bond
6,000	5.75%, 10/12/99 TBA(f)(i)	7,259
	Mexico Government International Bond, MTN
10,000	4.75%, 03/08/44	11,325
	Panama Government International Bond
6,000	6.70%, 01/26/36	8,549
	Peruvian Government International Bond
11,000	6.55%, 03/14/37	15,950
	Philippine Government International Bond
100,000	6.38%, 01/15/32	137,375
	Poland Government International Bond
4,000	3.00%, 03/17/23	3,999
24,000	5.00%, 03/23/22	28,404
4,000	6.38%, 07/15/19	5,002

26 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
SOVEREIGN BONDS — (continued)
	Romanian Government International Bond
12,000	6.75%, 02/07/22	14,625
	Russian Foreign Bond - Eurobond
4,614	7.50%, 03/31/30(g)	5,936
	Turkey Government International Bond
81,000	6.88%, 03/17/36	109,654
	Uruguay Government International Bond
15,558	6.88%, 09/28/25	21,859
	Venezuela Government International Bond
18,000	10.75%, 09/19/13	18,585
	Vietnam Government International Bond
2,435	1.50%, 03/12/16(c)	2,242

	Total Sovereign Bonds (Cost $520,588)	586,163

U.S. TREASURIES - 8.5%
	U.S. Treasury Bonds
894,000	3.00%, 05/15/42(j)	910,902
541,500	3.13%, 02/15/42	566,290
425,000	5.38%, 02/15/31	606,754
	U.S. Treasury Notes
21,800	0.25%, 09/30/14	21,809
2,770,300	0.63%, 09/30/17	2,765,757
1,547,000	0.88%, 02/28/17	1,567,546
255,300	1.63%, 08/15/22	253,665

	Total U.S. Treasuries (Cost $6,716,167)	6,692,723

	Total Bonds & Notes (Cost $22,780,547)	22,992,424

Shares
Other Investments - 5.6%
4,386	Financial Select Sector SPDR Fund ETF	71,930
7,441	Industrial Select Sector SPDR Fund ETF	282,014
72,147	Vanguard MSCI Emerging Markets, ETF	3,212,706
12,510	Vanguard REIT ETF	823,158

	Total Other Investments (Cost $4,043,222)	4,389,808

Registered Investment Company - 15.3%
12,065,061	Federated Prime Obligations Fund .	12,065,061

	Total Registered Investment Company (Cost $12,065,061)	12,065,061

Total Investments - 103.9% (Cost $77,065,604)		82,065,494

Liabilities in Excess of Other Assets - (3.9)%		(3,053,207)

Net Assets - 100.0%		79,012,287

(a)	Non-income producing security.
(b)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(c)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2012.
(d)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(e)	Zero coupon bond.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(g)	Step coupon bond. Security becomes interest bearing at a future date.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2012, these securities amounted to $1,651,327 or 2.1% of net assets.
(i)	The actual maturity date of this security is 10/12/2110.
(j)	At December 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s. in cash was segregated for futures contracts.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security

See accompanying Notes to Investment Portfolios. | 27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

At December 31, 2012, $304,028 was pledged as collateral requirements for futures contracts. The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	March 2013	7	$1,543,282	$231
5 Yr. U.S. Treasury Notes Futures	March 2013	27	3,359,178	(4,989)
DJ Euro Stoxx 50 Index Futures	March 2013	1	34,476	(138)
FTSE 100 Index Futures	March 2013	1	95,059	(411)
Long U.S. Treasury Bonds Futures	March 2013	8	1,180,000	(4,741)
S&P 500 Emini Index Futures	March 2013	5	355,000	38
S&P 500 Emini Index Futures	March 2013	4	284,000	1,858
S&P 500 Emini Index Futures	March 2013	1	71,000	670
S&P Mid 400 Emini Index Futures	March 2013	26	2,647,060	44,382

				36,900

Short Futures:
10 Yr. U.S. Treasury Notes Futures	March 2013	31	4,116,220	20,734
Ultra Long U.S. Treasury Bond Futures	March 2013	13	2,113,719	41,198

				61,932

				$98,832

The Fund was invested in the following countries as of December 31, 2012:

Country	Percentage (based) on Total Investments)
United States	79.8%
United Kingdom	4.5%
Japan	2.8%
Germany	2.1%
Switzerland	1.7%
France	1.5%
China	1.0%
Canada	0.9%
Netherlands	0.7%
Sweden	0.5%
Hong Kong	0.4%
Australia	0.4%
Taiwan	0.4%
Italy	0.4%
South Korea	0.4%
Philippines	0.3%
Ireland	0.3%
Korea	0.3%
Cayman Islands	0.2%
Singapore	0.2%
Sovereign	0.2%
Belgium	0.2%
Turkey	0.1%
Brazil	0.1%
Bermuda	0.1%
Honduras	0.1%
Isreal	0.1%
India	0.1%
Poland	0.1%
Chile	0.1%
Panama	0.0%
Mexico	0.0%
Hungary	0.0%
Uruguay	0.0%
Venezuela	0.0%
Lebanon	0.0%
Peru	0.0%
Romania	0.0%
Colombia	0.0%
Slovenia	0.0%
Russia	0.0%
Vietnam	0.0%

100.0%

28 | See accompanying Notes to Investment Portfolios.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Total Return Fund

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Software & Services	4.3%	1.0%	5.3%
Technology Hardware & Equipment	3.4%	0.2%	3.6%
Pharmaceuticals, Biotechnology & Life Sciences	3.1%	1.2%	4.3%
Diversified Financials	3.1%	0.5%	3.6%
Energy	3.0%	1.4%	4.4%
Media	2.4%	0.2%	2.6%
Food, Beverage & Tobacco	2.2%	1.3%	3.5%
Health Care Equipment & Services	2.1%	0.5%	2.6%
Capital Goods	1.8%	1.8%	3.6%
Retailing	1.6%	0.0%	1.6%
Banks	1.2%	1.1%	2.3%
Transportation	1.1%	0.0%	1.1%
Materials	1.1%	1.7%	2.8%
Insurance	1.0%	1.2%	2.2%
Utilities	0.8%	0.3%	1.1%
Real Estate	0.7%	0.3%	1.0%
Semiconductors & Semiconductor Equipment	0.5%	0.8%	1.3%
Consumer Services	0.4%	0.0%	0.4%
Telecommunication Services	0.4%	0.5%	0.9%
Household & Personal Products	0.4%	0.3%	0.7%
Consumer Durables & Apparel	0.2%	0.4%	0.6%
Food & Staples Retailing	0.2%	0.1%	0.3%
Automobiles & Components	0.2%	1.3%	1.5%
Commercial & Professional Services	0.0%	0.6%	0.6%

			51.9%

Sector			Percentage (based on Total Investments)
Agency Mortgage Backed			9.3%
Corporate Notes			8.5%
U.S. Treasuries			8.2%
Non-Agency Collateralized Mortgage Backed			0.8%
Sovereign Bonds			0.7%
Agency Collateralized Mortgage Obligations			0.3%
Municipal Bond and Notes			0.2%
Non-Agency Collateralized Mortage			0.1%
Asset Backed			0.0%

			28.1%

Other Instruments			Percentage (based on Total Investments)
Registered Investment Company			14.7%
Other Investments			5.3%

			20.0%

			100.0%

See accompanying Notes to Investment Portfolios. | 29

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes - 96.3%
ALASKA - 1.7%
	Alaska Housing Finance Corp. (GO OF CORP Insured)
500,000	5.00%, 12/01/27	594,060

CALIFORNIA - 9.9%
	California State Department of Water Resources
1,000,000	5.00%, 12/01/21	1,274,560
	Los Angeles Harbor Department
1,160,000	5.00%, 08/01/26	1,381,258
	Sacramento Municipal Utility District
33,000	6.80%, 10/01/19	37,046
105,000	9.00%, 04/01/13	107,202
	State of California
500,000	5.25%, 04/01/35	583,160

		3,383,226

COLORADO - 0.8%
	Metro Wastewater Reclamation District
230,000	5.00%, 04/01/27	282,072

CONNECTICUT - 7.2%
	South Central Connecticut Regional Water Authority (GO OF AUTH Insured)
500,000	5.00%, 08/01/33	591,815
	State of Connecticut
500,000	5.00%, 01/01/22	619,440
	Town of Fairfield CT
1,000,000	5.00%, 01/01/21	1,262,670

		2,473,925

DISTRICT OF COLUMBIA - 1.7%
	District of Columbia
500,000	5.00%, 04/01/30	582,840

FLORIDA - 1.4%
	City of Gainesville FL
55,000	8.13%, 10/01/14	59,983
	City of Tampa FL
250,000	5.00%, 10/01/27	296,852
	State of Florida
105,000	10.00%, 07/01/14	114,268

		471,103

GEORGIA - 7.3%
	City of Atlanta GA (Insured: AGM)
500,000	5.75%, 11/01/30	698,090
	Municipal Electric Authority of Georgia
1,000,000	5.25%, 01/01/19	1,200,150
	State of Georgia
500,000	4.50%, 01/01/29	581,910

		2,480,150

Principal Amount ($)		Value ($)
HAWAII - 5.6%
	State of Hawaii
1,135,000	5.25%, 07/01/24	1,379,888
	(Insured: AGM)
500,000	5.75%, 02/01/14	528,890

		1,908,778

INDIANA - 2.9%
	Indiana Municipal Power Agency
500,000	5.50%, 01/01/27	597,415
	Indiana Toll Road Commission
355,000	9.00%, 01/01/15	385,807

		983,222

IOWA - 0.4%
	City of Muscatine IA
125,000	9.70%, 01/01/13	125,000

KENTUCKY - 1.7%
	Kentucky State Property & Building Commission
	(Insured: AGC)
500,000	5.25%, 02/01/27	579,180

MAINE - 1.7%
	Maine Health & Higher Educational Facilities Authority
	(Insured: ST RES FD GTY)
500,000	5.25%, 07/01/21	580,435

MARYLAND - 4.6%
	County of Montgomery MD
750,000	5.00%, 07/01/21	962,692
	State of Maryland
500,000	5.00%, 11/01/18	614,800

		1,577,492

MASSACHUSETTS - 0.2%
	Massachusetts Port Authority
50,000	13.00%, 07/01/13	53,120

MICHIGAN - 3.3%
	City of Detroit MI
	(Insured: AGM)
500,000	5.25%, 07/01/22	567,985
	Lansing Board of Water & Light
500,000	5.00%, 07/01/37	568,850

		1,136,835

MINNESOTA - 0.2%
	Western Minnesota Municipal Power Agency
60,000	6.63%, 01/01/16	65,516

MISSISSIPPI - 1.6%
	State of Mississippi|
500,000	5.50%, 09/01/14	542,275

MISSOURI - 7.0%
	Missouri Highway & Transportation Commission
1,500,000	5.00%, 05/01/21	1,841,850
500,000	Missouri Joint Municipal Electric Utility Commission 5.75%, 01/01/29	543,995

30 | See accompanying Notes to Portfolio Investments

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes — (continued)
MISSOURI — (continued)

		2,385,845

NEW JERSEY - 1.0%
	Atlantic County Improvement Authority
125,000	(Insured: NATL-RE) 7.40%, 07/01/16	141,246
	New Jersey State Turnpike Authority
20,000	(Insured: AMBAC-TCRS) 6.50%, 01/01/16	23,546
20,000	(Insured: AMBAC-TCRS) 6.50%, 01/01/16	23,004
15,000	(Insured: AMBAC-TCRS) 6.50%, 01/01/16	16,490
135,000	(Insured: AMBAC-TCRS-BNY) 6.50%, 01/01/16	148,411

		352,697

NEW MEXICO - 1.8%
	New Mexico Finance Authority
500,000	5.00%, 06/15/18	604,590

NEW YORK - 9.7%
	Brooklyn Arena Local Development Corp.
500,000	6.00%, 07/15/30	589,925
	New York State Dormitory Authority
500,000	6.50%, 12/01/21	581,735
325,000	7.38%, 07/01/16	367,770
	New York State Urban Development Corp.
1,000,000	5.50%, 01/01/19	1,221,340
	Westchester County Healthcare Corp. Ny
500,000	5.00%, 11/01/30	558,910

		3,319,680

NORTH CAROLINA - 3.5%
	City of Charlotte NC
500,000	5.00%, 06/01/23	612,050

Principal Amount ($)		Value ($)
NORTH CAROLINA — (continued)
	North Carolina Turnpike Authority
500,000	5.00%, 07/01/29	594,260

		1,206,310

PENNSYLVANIA - 4.7%
	City of Philadelphia PA
	(Insured: NATL-RE)
280,000	7.00%, 05/15/20	333,267
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/15	491,600
500,000	5.00%, 12/01/32	561,845
	Pittsburgh Water & Sewer Authority
	(Insured: FGIC)
205,000	7.25%, 09/01/14	220,217

		1,606,929

RHODE ISLAND - 1.7%
	Rhode Island Health & Educational Building Corp.
500,000	6.25%, 09/15/34	581,080

SOUTH CAROLINA- 6.9%
	Charleston Educational Excellence Finance Corp.
500,000	5.25%, 12/01/27	553,610
	Georgetown County School District
	(Insured: SCSDE)
1,000,000	5.00%, 03/01/18	1,206,190
	Piedmont Municipal Power Agency
	(Insured: AGC)
500,000	5.75%, 01/01/34	600,325

		2,360,125

TENNESSEE - 3.6%
	County of Shelby TN
500,000	5.00%, 03/01/21	613,780
	State of Tennessee
500,000	5.00%, 10/01/30	612,100

		1,225,880

TEXAS - 4.2%
	City of Houston TX
500,000	5.25%, 11/15/31	593,280
	State of Texas
750,000	5.00%, 04/01/28	839,318

		1,432,598

	Total Municipal Bonds and Notes (Cost $29,501,922)	32,894,963

See accompanying Notes to Portfolio Investments | 31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Tax-Exempt Fund

Shares		Value ($)
Registered Investment Company - 3.0%
1,030,173	Federated Prime Obligations Fund.	1,030,173

	Total Registered Investment Company (Cost $1,030,173)	1,030,173

Total Investments - 99.3%		33,925,136

(Cost $30,532,095)
Other Assets & Liabilities, Net - 0.7%		234,790

Net Assets - 100.0%		34,159,926

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
GO OF CORP	General Obligation of Corporation
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

32 | See accompanying Notes to Portfolio Investments

INVESTMENT PORTFOLIO

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 96.3%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
	Federal Home Loan Mortgage Corp. REMIC
159,206	(Series 2412) (Class OF) 1.16%, 12/15/31(a)	162,779
100,362	(Series 3862) (Class MI) 3.50%, 11/15/24(b)	6,470
266,431	(Series 3977) (Class AI) 3.50%, 09/15/29(b)	19,182
217,767	(Series 3983) (Class EI) 3.50%, 11/15/30(b)	17,049
7,618	(Series 2645) (Class BI) 4.50%, 02/15/18(b)	222
66,959	(Series 2643) (Class IM) 4.50%, 03/15/18(b)	3,653
2,917	(Series 2590) (Class YQ) 5.00%, 05/15/17(b)	30
5,527	(Series 2781) (Class CI) 5.00%, 11/15/17(b)	64
20,187	(Series 2781) (Class IC) 5.00%, 05/15/18(b)	723
50,338	(Series 2763) (Class JI) 5.00%, 10/15/18(b)	2,878
31,696	(Series 3536) (Class IP) 5.00%, 02/15/38(b)	2,063
88,487	(Series 2631) (Class DI) 5.50%, 06/15/33(b)	11,649
267,039	(Series 3806) (Class DS) 6.39%, 08/15/25(a)(b)	34,530
30,797	(Series 2126) (Class YI) 6.50%, 02/15/14(b)	810
1,653	(Series 1980) (Class IO) 7.50%, 07/15/27(b)	311
469	(Series 33) (Class D) 8.00%, 04/15/20	504
	Federal Home Loan Mortgage Corp. STRIPS
1,082	(Series 186) (Class PO) 0.00%, 08/01/27(c)(d)	928
1,946	(Series 147) (Class IO) 8.00%, 02/01/23(b)	401
2,190	(Series 171) (Class IO) 8.00%, 07/01/24(b)	498
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
968,510	(Series T-58) (Class AIO) 0.08%, 09/25/43(a)(b)	7,663
	Federal National Mortgage Assoc. REMIC
1,381	(Series G92-68) (Class B) 0.00%, 12/25/22(c)(d)	1,281
4,195,038	(Series 2003-35) (Class QA) 0.10%, 05/25/18(a)(b)	6,955
195,797	(Series 2003-89) (Class IO) 1.21%, 12/25/42(a)(b)	6,279
1,405	(Series 2003-64) (Class KI) 4.50%, 05/25/18(b)	7
573,399	(Series 2010-16) (Class PA) 4.50%, 02/25/40	615,971

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2% — (continued)
9,991	(Series 2003-41) (Class BI) 5.00%, 08/25/17(b)	198
14,926	(Series 2003-79) (Class HI) 5.00%, 10/25/22(b)	361
68,134	(Series 2003-61) (Class IJ) 5.00%, 02/25/32(b)	2,510
344,040	(Series 2010-16) (Class PI) 5.00%, 02/25/40(b)	38,711
40,349	(Series 2010-21) (Class PI) 5.00%, 02/25/40(b)	4,481
376,619	(Series 2010-98) (Class DI) 5.00%, 09/25/40(b)	46,297
123,133	(Series 2008-61) (Class SB) 5.79%, 07/25/38(a)(b)	13,310
1,064,990	(Series 2010-123) (Class SK) 5.84%, 11/25/40(a)(b)	196,027
706,885	(Series 2011-142) (Class ES) 6.29%, 01/25/42(a)(b)	146,037
6	(Series 1992-77) (Class K) 8.00%, 05/25/22(b)	163
	Federal National Mortgage Assoc. STRIPS
112,243	(Series 354) (Class 1) 0.00%, 12/01/34(c)(d)	106,834
95,450	(Series 362) (Class 2) 4.50%, 08/01/35(b)	10,767
94,943	(Series 378) (Class 1) 4.50%, 01/01/36(b)	11,252
62,366	(Series 387) (Class 2) 5.00%, 03/25/38(b)	7,820
53,119	(Series 387) (Class 1) 5.00%, 05/25/38(b)	6,344
24,161	(Series 346) (Class 2) 5.50%, 12/01/33(b)	3,143
27,520	(Series 356) (Class 17) 6.00%, 01/01/35(b)	4,546
34,024	(Series 356) (Class 21) 6.00%, 01/01/35(b)	5,658
14,817	(Series 252) (Class 2) 7.50%, 11/01/23(b)	3,159
1,156	(Series 237) (Class 2) 8.00%, 08/01/23(b)	237
7,259	(Series 264) (Class 2) 8.00%, 07/01/24(b)	1,408
371	(Series 12) (Class 2) 8.50%, 03/01/17(b)	46
912	(Series 7) (Class 2) 8.50%, 04/01/17(b)	122
142	(Series 28) (Class 2) 8.50%, 01/01/18(b)	19
1,050	(Series 150) (Class 2) 8.50%, 07/25/22(b)	229
1,212	(Series 163) (Class 2) 8.50%, 07/25/22(b)	156
1,381	(Series 137) (Class 2) 9.00%, 05/25/22(b)	273
	Government National Mortgage Assoc.
201,564	(Series 2011-51) (Class NI) 4.50%, 10/20/37(b)	18,836

See accompanying Notes to Investments Portfolios | 33

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
203,390	(Series 2010-101) (Class GI) 4.50%, 02/20/38(b)	21,196
604,966	(Series 2010-30) (Class PI) 4.50%, 03/20/38(b)	60,348
576,364	(Series 2010-44) (Class BI) 4.50%, 04/20/38(b)	62,019
97,701	(Series 2009-118) (Class YI) 4.50%, 05/20/38(b)	10,456
244,059	(Series 2010-130) (Class PI) 4.50%, 08/16/39(b)	30,074
175,066	(Series 2010-75) (Class KI) 5.00%, 12/20/35(b)	10,678
190,232	(Series 2010-42) (Class IA) 5.00%, 10/20/37(b)	16,962
141,230	(Series 2010-2) (Class QI) 5.00%, 01/20/38(b)	14,472
145,842	(Series 2009-103) (Class IT) 5.00%, 09/20/38(b)	16,246
649,678	(Series 2010-147) (Class PS) 5.94%, 05/20/40(a)(b)	104,832
1,152,686	(Series 2010-147) (Class SA) 5.96%, 05/20/40(a)(b)	209,236
1,167,237	(Series 2010-98) (Class YS) 6.39%, 12/20/39(a)(b)	191,465

	Total Agency Collateralized Mortgage Obligations (Cost $2,206,088)	2,279,828

AGENCY MORTGAGE BACKED - 31.7%
	Federal Home Loan Mortgage Corp.
2,356	4.50%, 06/01/33	2,536
22,822	4.50%, 02/01/35	24,554
64,444	5.00%, 07/01/35	71,779
41,437	5.00%, 07/01/35	46,153
31,552	5.00%, 07/01/35	35,534
13,339	5.00%, 07/01/35	15,023
12,960	5.00%, 07/01/35	14,595
481,881	5.00%, 06/01/41	539,690
14,428	5.50%, 05/01/20	15,702
7,917	5.50%, 05/01/20	8,616
5,007	5.50%, 05/01/20	5,439
245,596	5.50%, 01/01/38	273,056
103,019	5.50%, 04/01/39	113,788
507	6.00%, 04/01/17	549
2,876	6.00%, 06/01/17	3,113
5,256	6.00%, 08/01/17	5,614
3,087	6.00%, 07/01/19	3,421
5,073	6.00%, 05/01/20	5,524
74	6.00%, 05/01/29	82
122	6.00%, 07/01/29	136
14,863	6.00%, 08/01/29	16,529
28,482	6.00%, 06/01/33	31,676
27,812	6.00%, 09/01/33	30,932
26,707	6.00%, 10/01/33	29,702
12,792	6.00%, 10/01/33	14,227
11,239	6.00%, 10/01/33	12,359
80,247	6.00%, 11/01/33	89,247
10,029	6.00%, 01/01/34	11,128
3,182	6.00%, 01/01/34	3,539
10,103	6.00%, 03/01/34	11,236

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
8,752	6.00%, 03/01/34	9,624
4,393	6.00%, 04/01/34	4,885
3,734	6.00%, 05/01/34	4,144
5,101	6.00%, 10/01/34	5,635
13,121	6.00%, 11/01/34	14,445
14,880	6.00%, 12/01/34	16,548
4,710	6.00%, 12/01/34	5,179
7,746	6.00%, 03/01/35	8,561
14,675	6.00%, 05/01/35	16,211
4,233	6.00%, 05/01/35	4,710
3,964	6.00%, 05/01/35	4,407
8,607	6.00%, 11/01/36	9,507
200,133	6.00%, 06/01/37	221,078
196,199	6.00%, 11/01/37	216,733
2,976	6.50%, 07/01/29	3,485
2,349	6.50%, 08/01/29	2,751
699	6.50%, 04/01/31	795
1,266	7.00%, 10/01/16	1,356
209	7.00%, 12/01/26	240
1,016	7.00%, 06/01/29	1,210
1,481	7.00%, 08/01/29	1,764
3,003	7.00%, 12/01/29	3,578
3,100	7.00%, 01/01/30	3,678
1,649	7.00%, 02/01/30	1,955
433	7.00%, 02/01/30	514
11,229	7.00%, 04/01/31	13,378
46,609	7.00%, 11/01/31	54,953
6,514	7.00%, 07/01/34	7,549
2,797	7.00%, 08/01/34	3,241
4,570	7.00%, 12/01/34	5,296
4,453	7.00%, 12/01/34	5,161
6,609	7.00%, 02/01/35	7,659
53,311	7.00%, 04/01/36	61,485
12,224	7.00%, 07/01/36	14,096
6,353	7.00%, 08/01/36	7,326
7,578	7.50%, 01/01/27	7,662
795	7.50%, 01/01/30	925
233	7.50%, 02/01/30	257
89,248	7.50%, 08/01/30	95,917
10,280	7.50%, 12/01/30	12,551
1,909	7.50%, 09/01/33	2,068
13,915	8.00%, 11/01/30	16,936
20,831	8.50%, 05/01/20	20,948
20,465	8.50%, 11/01/20	20,881
15,342	8.50%, 04/01/30	19,255
8,074	8.50%, 05/01/30	10,136
2,956	9.00%, 12/01/16	3,265
178	9.50%, 04/01/21	211
	Federal National Mortgage Assoc.
136,141	1.79%, ARM(a)	141,668
10,579	2.01%, ARM(a)	11,093
149,401	2.29%, ARM(a)	158,243
43,827	2.38%, ARM(a)	46,769
113,658	2.64%, ARM(a)	121,702
20,402	2.65%, ARM(a)	20,665
25,749	2.72%, ARM(a)	27,130
1,171	2.72%, ARM(a)	1,223
717	2.77%, ARM(a)	728
5,715,000	3.00%, TBA(e)	5,990,034
5,650,000	3.50%, TBA(e)	6,025,416
7,680,000	4.00%, TBA(e)	8,234,400
17,366	4.00%, 05/01/19	18,666
67,755	4.00%, 06/01/19	72,827
428,651	4.00%, 01/01/41	460,101
511,084	4.00%, 03/01/41	548,743

34 | See accompanying Notes to Investments Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
7,055,000	4.50%, TBA(e)	7,622,983
15,851	4.50%, 05/01/18	17,099
41,315	4.50%, 05/01/19	44,570
21,362	4.50%, 05/01/19	23,044
21,122	4.50%, 05/01/19	22,786
20,726	4.50%, 05/01/19	22,358
5,521	4.50%, 06/01/19	5,956
11,810	4.50%, 02/01/20	12,727
32,467	4.50%, 08/01/20	34,989
13,973	4.50%, 07/01/33	15,173
9,102	4.50%, 08/01/33	9,884
16,747	4.50%, 04/01/34	18,154
429,996	4.50%, 10/01/39	464,772
241,886	4.50%, 02/01/40	262,205
792,665	4.50%, 11/01/40	859,250
989,295	4.50%, 01/01/41	1,072,398
911,574	4.50%, 04/01/41	988,148
40,297	5.00%, 07/01/20	44,390
77,575	5.00%, 03/01/34	84,530
11,916	5.00%, 10/01/34	12,955
37,754	5.00%, 06/01/35	42,767
26,645	5.00%, 06/01/35	30,183
22,694	5.00%, 06/01/35	25,708
47,370	5.00%, 07/01/35	53,660
31,573	5.00%, 07/01/35	34,285
15,178	5.00%, 07/01/35	16,482
9,178	5.00%, 07/01/35	10,397
12,783	5.00%, 08/01/35	13,881
38,254	5.00%, 03/01/39	41,874
33,467	5.00%, 04/01/39	37,702
30,667	5.00%, 04/01/39	33,934
17,965	5.00%, 04/01/39	20,126
42,663	5.00%, 05/01/39	47,048
728,912	5.00%, 06/01/41	821,140
2,661	5.50%, 03/01/14	2,857
1,928	5.50%, 03/01/14	2,069
4,734	5.50%, 05/01/14	5,082
2,684	5.50%, 06/01/14	2,882
4,043	5.50%, 08/01/14	4,340
24,281	5.50%, 06/01/20	26,556
21,313	5.50%, 06/01/20	23,310
18,415	5.50%, 06/01/20	20,141
17,777	5.50%, 06/01/20	19,443
15,824	5.50%, 06/01/20	17,306
15,680	5.50%, 06/01/20	17,149
33,287	5.50%, 07/01/20	36,406
26,660	5.50%, 07/01/20	29,157
19,033	5.50%, 07/01/20	20,816
35,210	5.50%, 12/01/32	40,023
17,041	5.50%, 01/01/33	18,678
30,791	5.50%, 07/01/33	34,663
28,150	5.50%, 08/01/33	31,690
138,514	5.50%, 12/01/35	151,387
50,650	5.50%, 05/01/37	57,020
132,330	5.50%, 06/01/37	144,628
1,064	5.50%, 07/01/37	1,156
292,374	5.50%, 08/01/37	319,912
202,761	5.50%, 04/01/38	224,330
391,709	5.50%, 01/01/39	425,726
5,300,000	6.00%, TBA(e)	5,789,423
2,442	6.00%, 09/01/14	2,519
1,172	6.00%, 11/01/14	1,209
614	6.00%, 04/01/18	662
1,191	6.00%, 05/01/19	1,307

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
4,579	6.00%, 09/01/19	5,040
4,761	6.00%, 10/01/19	5,241
7,839	6.00%, 02/01/20	8,629
4,625	6.00%, 05/01/20	5,091
10,917	6.00%, 03/01/21	12,018
3,628	6.00%, 02/01/29	4,053
3,457	6.00%, 05/01/29	3,820
513	6.00%, 05/01/29	573
1,759	6.00%, 06/01/29	1,966
1,738	6.00%, 07/01/29	1,942
14,853	6.00%, 02/01/33	16,708
14,826	6.00%, 03/01/33	16,563
4,979	6.00%, 05/01/33	5,585
17,532	6.00%, 06/01/33	20,024
10,887	6.00%, 06/01/33	11,894
34,821	6.00%, 07/01/33	39,238
11,271	6.00%, 07/01/33	12,817
5,523	6.00%, 07/01/33	6,179
41,099	6.00%, 08/01/33	46,941
26,756	6.00%, 08/01/33	30,559
31,012	6.00%, 10/01/33	35,421
11,124	6.00%, 10/01/33	12,479
9,019	6.00%, 10/01/33	10,301
12,407	6.00%, 11/01/33	14,171
19,796	6.00%, 12/01/33	22,611
31,690	6.00%, 01/01/34	36,195
6,564	6.00%, 01/01/34	7,364
25,559	6.00%, 02/01/34	29,192
406,938	6.00%, 03/01/34	452,139
18,615	6.00%, 04/01/34	21,261
29,604	6.00%, 05/01/34	33,813
21,845	6.00%, 07/01/34	24,398
5,280	6.00%, 10/01/34	5,923
15,503	6.00%, 11/01/34	17,707
9,502	6.00%, 12/01/34	10,612
9,123	6.00%, 12/01/34	10,420
2,914	6.00%, 12/01/34	3,228
30,334	6.00%, 01/01/35	34,646
20,213	6.00%, 01/01/35	23,086
4,747	6.00%, 01/01/35	5,421
22,334	6.00%, 02/01/35	25,509
16,272	6.00%, 03/01/35	18,585
5,846	6.00%, 03/01/35	6,472
4,516	6.00%, 04/01/35	5,066
42,437	6.00%, 06/01/35	47,607
41,596	6.00%, 06/01/35	46,665
36,896	6.00%, 06/01/35	41,391
33,693	6.00%, 06/01/35	38,482
32,334	6.00%, 06/01/35	36,274
21,858	6.00%, 06/01/35	24,521
7,340	6.00%, 06/01/35	8,234
17,392	6.00%, 07/01/35	19,865
13,235	6.00%, 07/01/35	14,847
11,252	6.50%, 08/01/17	12,238
5,662	6.50%, 08/01/17	6,140
775	6.50%, 09/01/17	844
1,670	6.50%, 10/01/17	1,822
2,859	6.50%, 10/01/18	3,192
6,096	6.50%, 01/01/19	6,807
1,929	6.50%, 03/01/19	2,154
1,819	6.50%, 03/01/19	1,992
667	6.50%, 05/01/24	750
798	6.50%, 10/01/28	937
750	6.50%, 05/01/29	861
683	6.50%, 08/01/29	804

See accompanying Notes to Investments Portfolios | 35

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
1,399	6.50%, 01/01/32	1,654
911	6.50%, 01/01/32	1,077
1,117	6.50%, 07/01/32	1,271
3,825	6.50%, 09/01/32	4,331
3,677	6.50%, 09/01/32	4,182
2,324	6.50%, 11/01/32	2,750
2,911	6.50%, 12/01/32	3,298
2,892	6.50%, 01/01/33	3,279
2,109	6.50%, 01/01/33	2,495
942	6.50%, 01/01/33	1,115
4,878	6.50%, 03/01/33	5,528
2,070	6.50%, 05/01/33	2,288
2,518	6.50%, 06/01/33	2,982
1,927	6.50%, 06/01/33	2,283
12,931	6.50%, 10/01/33	14,642
5,845	6.50%, 11/01/33	6,618
7,467	6.50%, 12/01/33	8,453
8,572	6.50%, 01/01/34	9,705
765	6.50%, 02/01/34	850
2,783	6.50%, 03/01/34	3,165
2,601	6.50%, 06/01/34	2,947
11,967	6.50%, 07/01/34	13,550
9,622	6.50%, 08/01/34	10,887
41,619	6.50%, 08/01/36	46,832
18,834	6.50%, 08/01/36	21,141
3,184	7.00%, 03/01/15	3,305
819	7.00%, 10/01/16	877
18,408	7.00%, 03/01/17	19,962
3,355	7.00%, 04/01/17	3,677
7,423	7.00%, 05/01/17	7,957
16,048	7.00%, 07/01/17	17,403
9,072	7.00%, 08/01/17	9,838
102,567	7.00%, 03/01/29	122,655
5,042	7.00%, 06/01/31	6,026
1,450	7.00%, 01/01/32	1,731
15,842	7.00%, 02/01/32	18,951
5,442	7.00%, 10/01/32	6,496
102,118	7.00%, 12/01/32	121,907
13,308	7.00%, 04/01/33	15,864
1,900	7.00%, 05/01/33	2,134
44,429	7.00%, 11/01/33	52,963
3,067	7.00%, 12/01/33	3,455
2,297	7.00%, 02/01/34	2,600
4,764	7.00%, 03/01/34	5,548
15,410	7.00%, 06/01/34	18,339
16,855	7.00%, 01/01/35	20,058
58,329	7.00%, 05/01/35	69,280
35,194	7.00%, 05/01/35	41,802
42,081	7.00%, 01/01/36	49,981
56,239	7.00%, 04/01/36	66,881
27	7.50%, 09/01/13	27
686	7.50%, 02/01/15	718
166	7.50%, 05/01/15	175
42	7.50%, 09/01/15	42
10,406	7.50%, 04/01/16	11,221
222	7.50%, 06/01/17	223
31,475	7.50%, 12/01/23	36,681
580	7.50%, 12/01/26	696
3,885	7.50%, 06/01/29	4,713
1,663	7.50%, 07/01/29	2,008
427	7.50%, 09/01/30	435
28,119	7.50%, 10/01/30	29,127
3,931	7.50%, 12/01/30	4,373
37,903	7.50%, 01/01/31	46,402

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
3,662	7.50%, 02/01/31	4,471
90,564	7.50%, 04/01/31	97,504
4,418	7.50%, 07/01/31	5,420
12,936	7.50%, 09/01/31	15,888
4,742	7.50%, 09/01/31	5,817
1,925	7.50%, 10/01/31	2,355
12,889	7.50%, 11/01/31	15,827
5,093	7.50%, 01/01/32	6,262
1,442	7.50%, 04/01/32	1,535
4,320	7.50%, 05/01/32	5,319
63,748	7.50%, 06/01/32	74,740
4,207	7.50%, 06/01/32	5,178
2,296	7.50%, 07/01/32	2,809
11,777	7.50%, 09/01/32	14,471
496	7.50%, 12/01/32	507
3,483	7.50%, 01/01/33	4,290
2,649	7.50%, 03/01/33	2,937
8,195	7.50%, 04/01/33	8,734
3,131	7.50%, 11/01/33	3,187
511	7.50%, 12/01/33	520
4,019	7.50%, 02/01/34	4,955
42,334	7.50%, 03/01/34	52,157
2,451	7.50%, 03/01/34	2,694
27,987	7.50%, 05/01/34	31,237
162	8.00%, 07/01/15	163
980	8.00%, 12/01/15	1,040
56,854	8.00%, 03/01/22	58,808
58,715	8.00%, 04/01/23	61,708
1,347	8.00%, 08/01/25	1,380
2,201	8.00%, 11/01/25	2,652
13,749	8.00%, 01/01/30	13,916
562	8.00%, 09/01/30	650
8,488	8.00%, 11/01/30	10,475
7,211	8.00%, 12/01/30	8,837
7,440	8.00%, 02/01/31	7,640
8,517	8.00%, 10/01/31	10,440
5,610	8.00%, 09/01/32	6,975
345	8.00%, 12/01/32	350
722	8.00%, 01/01/33	746
8,233	8.00%, 11/01/33	8,869
5,592	8.00%, 11/01/33	6,957
47,792	8.50%, 02/01/18	49,708
44,867	8.50%, 01/01/25	46,097
6,142	8.50%, 06/01/28	6,491
16,700	8.50%, 08/01/29	19,335
38,476	8.50%, 08/01/30	44,528
4,244	8.50%, 05/01/31	5,318
26,234	8.50%, 07/01/31	31,394
3,795	9.00%, 12/01/17	4,212
492	9.00%, 05/01/21	586
2,843	9.00%, 07/01/21	2,952
2,190	9.00%, 07/01/21	2,621
896	9.00%, 07/01/21	901
5,016	9.00%, 12/01/22	5,912
25,658	9.00%, 12/01/24	26,218
214,509	9.00%, 03/01/31	270,929
13,761	9.50%, 09/01/21	14,413
64,165	9.75%, 02/01/21	75,869
	Government National Mortgage Assoc.
750,000	3.00%, TBA(e)	797,461
5,560,000	3.50%, TBA(e)	6,042,591
3,290,000	4.00%, TBA(e)	3,583,530
725,000	4.00%, TBA(e)	795,348
20,669	4.50%, 08/15/33	22,762

36 | See accompanying Notes to Investments Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
69,602	4.50%, 10/15/33	76,652
18,827	4.50%, 10/15/33	20,734
12,670	4.50%, 10/15/33	13,953
44,544	4.50%, 09/15/34	49,060
14,456	4.50%, 09/15/34	15,894
802,129	4.50%, 03/20/41	882,807
726,000	5.00%, TBA(e)	792,021
10,976	6.00%, 04/15/27	12,419
3,695	6.00%, 04/15/30	4,162
12,263	6.00%, 04/15/33	13,900
28,016	6.00%, 05/15/33	31,756
5,219	6.00%, 05/15/33	5,916
36,175	6.00%, 07/15/33	41,005
15,305	6.00%, 04/15/34	17,155
8,602	6.00%, 03/15/35	9,733
13,883	6.00%, 04/15/35	15,708
6,210	6.00%, 04/15/35	7,026
1,568	6.00%, 06/15/35	1,755
6,630	6.00%, 09/15/36	7,411
5,161	6.50%, 04/15/19	5,744
8,068	6.50%, 02/15/24	9,177
1,248	6.50%, 02/15/24	1,442
3,305	6.50%, 04/15/24	3,760
8,920	6.50%, 05/15/24	10,168
8,002	6.50%, 06/15/24	9,232
11,278	6.50%, 07/15/24	12,814
16,718	6.50%, 04/15/28	19,653
4,022	6.50%, 04/15/28	4,728
2,776	6.50%, 04/15/28	3,263
14,493	6.50%, 04/15/32	16,978
10,723	6.50%, 08/15/32	12,562
5,786	6.50%, 10/15/32	6,799
11,625	6.50%, 01/15/33	13,659
11,478	6.50%, 01/15/33	13,447
976	6.50%, 01/15/33	1,162
3,578	6.50%, 02/15/33	4,260
2,276	6.50%, 03/15/33	2,615
1,763	6.50%, 03/15/33	2,099
11,395	6.50%, 05/15/33	13,389
9,357	6.50%, 06/15/34	11,018
8,874	6.50%, 06/15/34	10,119
8,122	6.50%, 07/15/34	9,563
15,039	6.50%, 08/15/34	17,670
5,015	6.50%, 08/15/34	5,718
4,785	6.50%, 08/15/34	5,459
8,334	6.50%, 03/15/36	9,813
4,531	6.50%, 04/15/36	5,156
7,023	6.50%, 05/15/36	7,989
2,392	6.50%, 05/15/36	2,722
6,406	6.50%, 06/15/36	7,286
8,359	6.50%, 07/15/36	9,843
7,051	6.50%, 08/15/36	8,135
4,452	6.50%, 08/15/36	5,063
2,268	6.50%, 08/15/36	2,586
15,126	7.00%, 12/15/18	16,521
25,014	7.00%, 11/15/23	29,330
7,911	7.00%, 01/15/28	9,467
11,640	7.00%, 02/15/28	13,930
65,994	7.00%, 03/15/31	78,683
36,770	7.00%, 05/15/32	43,746
3,614	7.00%, 06/15/34	4,207
6,133	7.00%, 08/15/36	7,233
4,510	7.00%, 08/15/36	5,321
6,749	7.00%, 09/15/36	8,014

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
5,504	7.00%, 09/15/36	6,489
4,982	7.00%, 09/15/36	5,856
3,619	7.00%, 09/15/36	4,268
7,043	7.00%, 10/15/36	8,317
3,667	7.00%, 10/15/36	4,340
15,597	7.50%, 12/15/18	17,482
63,330	7.50%, 12/15/19	66,088
2,300	7.50%, 01/15/23	2,690
3,188	7.50%, 07/15/23	3,732
5,073	7.50%, 09/15/23	5,770
1,889	7.50%, 09/15/23	2,212
7,299	7.50%, 10/15/23	8,546
16,092	7.50%, 12/15/23	16,721
46,625	7.50%, 01/15/25	47,835
1,881	7.50%, 01/15/28	1,927
7,732	7.50%, 03/15/28	8,210
524	7.50%, 11/15/31	527
4,066	7.50%, 10/15/33	5,008
57,179	8.00%, 07/15/17	62,683
424	8.00%, 12/15/29	430
911	8.00%, 02/15/30	925
1,030	8.50%, 10/15/22	1,035
17,807	9.00%, 11/15/16	19,811
3,977	9.00%, 01/15/17	4,433
2,814	9.00%, 11/15/17	3,010
812	9.00%, 11/15/17	875
1,350	9.00%, 12/15/21	1,483

	Total Agency Mortgage Backed (Cost $61,361,708)	62,300,532

ASSET BACKED - 1.6%
	Ally Master Owner Trust
750,000	(Series 2011-1) (Class A2) 2.15%, 01/15/16	762,430
250,000	(Series 2010-3) (Class C) 3.87%, 04/15/15(f)	251,220
	Ford Credit Auto Owner Trust
150,000	(Series 2012-A) (Class C) 2.40%, 11/15/17	156,402
	Hertz Vehicle Financing LLC
250,000	(Series 2010-1A) (Class B1) 5.02%, 02/25/15(f)	256,887
1,575,000	(Series 2009-2A) (Class A2) 5.29%, 03/25/16(f)	1,713,898
	Popular ABS Mortgage Pass-Through Trust
100,000	(Series 2005-5) (Class AF4) 5.30%, 11/25/35(g)	64,942

	Total Asset Backed (Cost $3,077,591)	3,205,779

CORPORATE NOTES - 28.7%
AUTOMOBILES & COMPONENTS - 0.1%
	American Axle & Manufacturing, Inc.
98,000	7.88%, 03/01/17	101,675
	Visteon Corp.
86,000	6.75%, 04/15/19	92,020

		193,695

BANKS - 2.4%
	American Express Centurion Bank
250,000	0.88%, 11/13/15	249,992

See accompanying Notes to Investments Portfolios | 37

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
BANKS — (continued)
	Banco do Nordeste do Brasil SA
100,000	3.63%, 11/09/15(f)	104,000
	Banco Mercantil del Norte SA
110,000	6.86%, 10/13/21(a)(f)	119,625
	Central American Bank for Economic Integration
140,000	5.38%, 09/24/14(f)	150,022
	Corp Andina de Fomento
342,000	4.38%, 06/15/22	372,015
	European Investment Bank
660,000	0.88%, 12/15/14	666,267
200,000	4.88%, 01/17/17	232,376
	HSBC USA, Inc.
327,000	1.63%, 01/16/18	327,692
	Korea Development Bank
372,000	3.25%, 03/09/16	391,459
	Kreditanstalt fuer Wiederaufbau
729,000	2.00%, 10/04/22	732,176
31,000	4.50%, 07/16/18	36,619
	National Agricultural Cooperative Federation
38,000	4.25%, 01/28/16(f)	40,763
	Royal Bank of Canada
387,000	1.20%, 09/19/17	388,372
	Royal Bank of Scotland Group PLC
420,000	6.40%, 10/21/19	496,989
	Santander Holdings USA, Inc.
46,000	3.00%, 09/24/15	46,874
	US Bancorp
349,000	3.44%, 02/01/16	367,787

		4,723,028

CAPITAL GOODS - 1.3%
	Amsted Industries, Inc.
70,000	8.13%, 03/15/18(f)	75,250
	Bombardier, Inc.
400,000	5.75%, 03/15/22(f)	413,000
88,000	7.75%, 03/15/20(f)	100,320
	Cargill, Inc.
240,000	5.20%, 01/22/13(f)	240,623
96,000	6.00%, 11/27/17(f)	115,623
	Case New Holland, Inc.
58,000	7.88%, 12/01/17	68,875
	Caterpillar, Inc.
263,000	1.50%, 06/26/17	266,651
	Deere & Co.
50,000	3.90%, 06/09/42	51,325
	Eaton Corp.
303,000	1.50%, 11/02/17(f)	303,972
441,000	2.75%, 11/02/22(f)	440,581
	Textron, Inc.
81,000	6.20%, 03/15/15	88,825
	United Technologies Corp.
50,000	1.80%, 06/01/17	51,522
325,000	4.50%, 06/01/42	362,661

		2,579,228

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	ADT Corp.

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
COMMERCIAL & PROFESSIONAL SERVICES — (continued)
47,000	2.25%, 07/15/17(f)	46,677
241,000	3.50%, 07/15/22(f)	234,865
25,000	4.88%, 07/15/42(f)	23,820

		305,362

COMMERCIAL SERVICES & SUPPLIES - 0.2%
	Catholic Health Initiatives
41,000	1.60%, 11/01/17	41,487
163,000	2.95%, 11/01/22	164,874
71,000	4.35%, 11/01/42	72,712

		279,073

CONSUMER DURABLES & APPAREL - 0.3%
	DR Horton, Inc.
271,000	4.38%, 09/15/22	277,775
	Hanesbrands, Inc.
118,000	6.38%, 12/15/20	130,390
	Levi Strauss & Co.
200,000	7.63%, 05/15/20	219,000

		627,165

CONSUMER SERVICES - 0.1%
	McDonald’s Corp., MTN
100,000	1.88%, 05/29/19	101,906
	Vail Resorts, Inc.
151,000	6.50%, 05/01/19	163,269

		265,175

DIVERSIFIED FINANCIAL SERVICES - 1.4%
	Caterpillar Financial Services Corp. MTN
142,000	1.25%, 11/06/17	142,059
	Ford Motor Credit Co. LLC
597,000	3.00%, 06/12/17	614,009
	Hyundai Capital America
92,000	1.63%, 10/02/15(f)	92,615
219,000	2.13%, 10/02/17(f)	220,816
	Invesco Finance PLC
304,000	3.13%, 11/30/22	307,719
	John Deere Capital Corp., MTN
268,000	3.15%, 10/15/21	283,151
	NYSE Euronext
388,000	2.00%, 10/05/17	394,879
	Toyota Motor Credit Corp., MTN
342,000	1.25%, 10/05/17	344,830
127,000	1.75%, 05/22/17	130,189
	Woodside Finance, Ltd.
189,000	4.50%, 11/10/14(f)	199,998

		2,730,265

DIVERSIFIED FINANCIALS - 3.0%
	ABB Finance USA, Inc.
88,000	1.63%, 05/08/17	89,238
	American Express Credit Corp., MTN
63,000	1.75%, 06/12/15	64,358
	Bank of America Corp.
200,000	5.42%, 03/15/17	219,280
438,000	5.70%, 01/24/22	527,676
185,000	5.75%, 12/01/17	215,870
	Barclays Bank PLC

38 | See accompanying Notes to Investments Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
DIVERSIFIED FINANCIALS — (continued)
548,000	2.25%, 05/10/17(f)	565,931
202,000	7.63%, 11/21/22	202,252
	Citigroup, Inc.
419,000	4.45%, 01/10/17	464,599
166,000	5.00%, 09/15/14	174,718
48,000	5.88%, 01/30/42	59,467
100,000	6.13%, 08/25/36	109,340
	Credit Suisse AG
400,000	2.60%, 05/27/16(f)	422,428
	Goldman Sachs Capital I
59,000	6.35%, 02/15/34	61,421
	Goldman Sachs Group, Inc. (The)
728,000	5.75%, 01/24/22	862,210
122,000	6.75%, 10/01/37	138,706
	JPMorgan Chase & Co.
101,000	3.25%, 09/23/22	104,224
88,000	4.35%, 08/15/21	98,584
325,000	4.50%, 01/24/22	368,346
	Morgan Stanley
147,000	4.75%, 03/22/17	160,525
306,000	4.88%, 11/01/22	317,449
8,000	5.75%, 01/25/21	9,151
	Morgan Stanley, MTN
333,000	5.50%, 07/28/21	378,736
263,000	6.63%, 04/01/18	310,316

		5,924,825

ENERGY - 5.1%
	Anadarko Petroleum Corp.
46,000	6.20%, 03/15/40	56,946
	BP Capital Markets PLC
203,000	1.38%, 11/06/17	203,417
570,000	1.85%, 05/05/17	583,303
160,000	2.25%, 11/01/16	166,614
203,000	2.50%, 11/06/22	201,575
	DCP Midstream Operating LP
201,000	2.50%, 12/01/17	200,159
	Denbury Resources, Inc.
83,000	6.38%, 08/15/21	91,715
67,000	8.25%, 02/15/20	75,710
	Devon Energy Corp.
302,000	3.25%, 05/15/22	315,817
	Ecopetrol SA
74,000	7.63%, 07/23/19	96,015
	Energy Transfer Equity LP
73,000	7.50%, 10/15/20	84,680
	Energy Transfer Partners LP
259,000	6.50%, 02/01/42	318,244
77,000	6.70%, 07/01/18	92,887
	Enterprise Products Operating LLC
46,000	4.45%, 02/15/43	46,768
	Forest Oil Corp.
346,000	7.25%, 06/15/19	349,460
	Kinder Morgan Energy Partners LP
171,000	5.00%, 08/15/42	181,934
	Korea National Oil Corp.
137,000	2.88%, 11/09/15(f)	143,330
500,000	3.13%, 04/03/17(f)	525,801
	Linn Energy LLC
400,000	6.25%, 11/01/19(f)	404,000
79,000	8.63%, 04/15/20	86,505

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
ENERGY — (continued)
	Murphy Oil Corp.
302,000	2.50%, 12/01/17	304,212
201,000	3.70%, 12/01/22	200,647
	NAK Naftogaz Ukraine
225,000	9.50%, 09/30/14	232,031
	Newfield Exploration Co.
10,000	5.63%, 07/01/24	10,825
96,000	5.75%, 01/30/22	106,080
	Nexen, Inc.
253,000	6.40%, 05/15/37	328,206
	Odebrecht Drilling Norbe VII/IX, Ltd.
209,000	6.35%, 06/30/21(f)	235,648
	ONEOK Partners LP
113,000	3.38%, 10/01/22	115,391
62,000	6.13%, 02/01/41	74,604
	Peabody Energy Corp.
56,000	6.25%, 11/15/21	59,780
	Petrobras International Finance Co.
41,000	2.88%, 02/06/15	42,172
478,000	3.50%, 02/06/17	502,496
45,000	3.88%, 01/27/16	47,700
	Petroleos de Venezuela SA
37,151	4.90%, 10/28/14	35,609
	Petroleos Mexicanos
200,000	6.00%, 03/05/20	240,000
19,000	6.50%, 06/02/41	23,939
	Plains Exploration & Production Co.
112,000	6.50%, 11/15/20	124,600
	Power Sector Assets & Liabilities Management Corp.
100,000	7.39%, 12/02/24(f)	140,250
	Pride International, Inc.
257,000	6.88%, 08/15/20	325,532
	Range Resources Corp.
96,000	5.75%, 06/01/21	103,200
	Rowan Cos, Inc.
134,000	5.40%, 12/01/42	136,204
	Schlumberger Investment SA
388,000	2.40%, 08/01/22(f)	385,500
	Total Capital International SA
734,000	1.55%, 06/28/17	746,123
388,000	2.70%, 01/25/23	396,135
	Transocean, Inc.
45,000	3.80%, 10/15/22	46,216
	Weatherford International, Inc.
109,000	6.35%, 06/15/17	124,881
	Weatherford International, Ltd.
332,000	4.50%, 04/15/22	352,994
77,000	5.95%, 04/15/42	83,871
	Williams Cos, Inc. (The)
327,000	3.70%, 01/15/23	330,518

		10,080,244

FOOD & STAPLES RETAILING - 0.1%
	CVS Caremark Corp.
61,000	3.25%, 05/18/15	64,708
	Ingles Markets, Inc.
194,000	8.88%, 05/15/17	207,822

		272,530

See accompanying Notes to Investments Portfolios | 39

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
FOOD, BEVERAGE & TOBACCO - 1.9%
	Altria Group, Inc.
219,000	4.25%, 08/09/42	213,266
	Anheuser-Busch InBev Worldwide, Inc.
94,000	2.50%, 07/15/22	94,788
72,000	5.38%, 11/15/14	78,194
	Archer-Daniels-Midland Co.
64,000	4.02%, 04/16/43(f)	61,469
	Coca-Cola Co. (The)
119,000	3.30%, 09/01/21(f)	131,434
	Diageo Capital PLC
134,000	1.50%, 05/11/17	136,038
	Diageo Investment Corp.
642,000	2.88%, 05/11/22	664,079
	Heineken N.V.
164,000	0.80%, 10/01/15(f)	164,418
217,000	1.40%, 10/01/17(f)	216,592
	Kraft Foods Group, Inc.
58,000	1.63%, 06/04/15(f)	59,066
350,000	2.25%, 06/05/17(f)	362,392
335,000	5.00%, 06/04/42(f)	378,232
	PepsiCo, Inc.
386,000	2.75%, 03/05/22	397,345
	Philip Morris International, Inc.
361,000	2.50%, 05/16/16	380,006
46,000	3.88%, 08/21/42	46,453
	Reynolds American, Inc.
316,000	3.25%, 11/01/22	318,085

		3,701,857

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
	Aetna, Inc.
165,000	1.50%, 11/15/17	165,524
203,000	2.75%, 11/15/22	201,761
	Cigna Corp.
92,000	2.75%, 11/15/16	96,868
83,000	4.00%, 02/15/22	90,902
183,000	5.38%, 02/15/42	213,893
	Covidien International Finance SA
75,000	1.35%, 05/29/15	76,060
	DaVita, Inc.
284,000	5.75%, 08/15/22	300,685
96,000	6.38%, 11/01/18	103,200
	DENTSPLY International, Inc.
51,000	2.75%, 08/15/16	52,959
109,000	4.13%, 08/15/21	116,012
	Fresenius Medical Care US Finance, Inc.
51,000	5.75%, 02/15/21(f)	54,825
	HCA, Inc.
114,000	6.50%, 02/15/20	128,535
	Memorial Sloan-Kettering Cancer Center
90,000	4.13%, 07/01/52	89,478
	Roche Holdings, Inc.
18,000	6.00%, 03/01/19(f)	22,436
	UnitedHealth Group, Inc.
103,000	0.85%, 10/15/15	103,408
103,000	1.40%, 10/15/17	103,280
	WellPoint, Inc.

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
HEALTH CARE EQUIPMENT &
SERVICES — (continued)
302,000	1.88%, 01/15/18	306,117
185,000	3.30%, 01/15/23	190,216
54,000	3.70%, 08/15/21	56,897

		2,473,056

HOTELS, RESTAURANTS & LEISURE - 0.0%
	CityCenter Holdings LLC/CityCenter Finance Corp.
58,000	7.63%, 01/15/16	62,350

INSURANCE - 0.6%
	American International Group, Inc.
303,000	4.88%, 06/01/22	346,575
	Berkshire Hathaway Finance Corp.
101,000	1.60%, 05/15/17	103,056
365,000	3.00%, 05/15/22	381,051
	CNA Financial Corp.
79,000	5.88%, 08/15/20	93,351
	Liberty Mutual Group, Inc.
48,000	6.50%, 05/01/42(f)	54,190
	Lincoln National Corp.
72,000	4.20%, 03/15/22	77,393
	Prudential Financial, Inc.
96,000	5.63%, 06/15/43(a)	99,965
	Prudential Financial, Inc., MTN
51,000	5.63%, 05/12/41	58,354

		1,213,935

MATERIALS - 1.4%
	Corp Nacional del Cobre de Chile
55,000	4.25%, 07/17/42(f)	56,262
22,000	5.63%, 09/21/35(f)	26,984
	Dow Chemical Co. (The)
101,000	3.00%, 11/15/22	100,989
101,000	4.38%, 11/15/42	100,761
	Eastman Chemical Co.
741,000	2.40%, 06/01/17	766,434
	Kinross Gold Corp.
105,000	6.88%, 09/01/41	107,193
	Lyondellbasell Industries N.V.
500,000	5.00%, 04/15/19	555,000
	NewMarket Corp.
109,000	4.10%, 12/15/22(f)	111,135
	Sherwin-Williams Co. (The)
100,000	1.35%, 12/15/17	99,899
100,000	4.00%, 12/15/42	100,362
	Xstrata Finance Canada, Ltd.
410,000	2.45%, 10/25/17(f)	414,443
184,000	4.00%, 10/25/22(f)	186,365
108,325	5.80%, 11/15/16(f)	122,396

		2,748,223

MEDIA - 0.8%
	CCO Holdings LLC
106,000	8.13%, 04/30/20	119,250
	COX Communications, Inc.
75,000	3.25%, 12/15/22(f)	77,509
50,000	4.70%, 12/15/42(f)	51,225
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
50,000	4.75%, 10/01/14	53,409

40 | See accompanying Notes to Investments Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
MEDIA — (continued)
97,000	5.15%, 03/15/42	98,481
	Globo Comunicacao e Participacoes SA
220,000	6.25%, 07/20/49(f)(g)	240,900
	News America, Inc.
43,000	6.65%, 11/15/37	55,754
	Omnicom Group, Inc.
382,000	3.63%, 05/01/22	398,724
	Time Warner Cable, Inc.
123,000	6.75%, 07/01/18	153,832
	Viacom, Inc.
112,000	2.50%, 12/15/16	116,889
	WPP Finance 2010
196,000	3.63%, 09/07/22	195,350
46,000	5.13%, 09/07/42	45,143

		1,606,466

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
	AbbVie, Inc.
303,000	1.20%, 11/06/15(f)	305,237
203,000	1.75%, 11/06/17(f)	205,446
200,000	2.00%, 11/06/18(f)	202,864
101,000	4.40%, 11/06/42(f)	107,833
	Agilent Technologies, Inc.
217,000	3.20%, 10/01/22	220,002
76,000	5.50%, 09/14/15	84,741
	Amgen, Inc.
279,000	5.38%, 05/15/43	330,267
35,000	5.65%, 06/15/42	42,189
	AstraZeneca PLC
177,000	4.00%, 09/18/42	179,808
	Express Scripts Holding, Inc.
730,000	2.65%, 02/15/17(f)	759,494
155,000	3.13%, 05/15/16	163,546
296,000	3.90%, 02/15/22(f)	319,778
52,000	4.75%, 11/15/21(f)	59,119
	Merck&Co.,Inc.
342,000	2.40%, 09/15/22	342,849
	Mylan, Inc.
124,000	7.88%, 07/15/20(f)	146,624
	Novartis Capital Corp.
360,000	2.40%, 09/21/22	361,750
	Takeda Pharmaceutical Co., Ltd.
450,000	1.63%, 03/17/17(f)	456,966
	Teva Pharmaceutical Finance Co. BV
327,000	2.95%, 12/18/22	331,491
	Watson Pharmaceuticals, Inc.
138,000	3.25%, 10/01/22	141,164

		4,761,168

REAL ESTATE - 0.3%
	DDR Corp.
66,000	4.63%, 07/15/22	72,166
	Host Hotels & Resorts LP
21,000	4.75%, 03/01/23	22,365
448,000	6.00%, 11/01/20	495,040
	Simon Property Group LP
70,000	2.75%, 02/01/23	70,114

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
REAL ESTATE — (continued)
		659,685

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
	Intel Corp.
200,000	1.35%, 12/15/17	200,181
200,000	2.70%, 12/15/22	200,154
100,000	4.25%, 12/15/42	100,692

		501,027

SOFTWARE & SERVICES - 0.9%
	Amazon.com, Inc.
201,000	1.20%, 11/29/17	200,133
201,000	2.50%, 11/29/22	198,542
	Autodesk, Inc.
100,000	1.95%, 12/15/17	99,620
	eBay, Inc.
315,000	1.35%, 07/15/17	319,018
296,000	2.60%, 07/15/22	299,646
55,000	4.00%, 07/15/42	53,795
	Oracle Corp.
512,000	1.20%, 10/15/17	514,116

		1,684,870

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
	Hewlett-Packard Co.
218,000	2.60%, 09/15/17	212,599
61,000	6.00%, 09/15/41	60,589
	Jabil Circuit, Inc.
510,000	4.70%, 09/15/22	538,688
	Seagate HDD Cayman
400,000	7.00%, 11/01/21	431,000

		1,242,876

TELECOMMUNICATION SERVICES - 1.8%
	America Movil SAB de CV
450,000	2.38%, 09/08/16	469,972
	AT&T, Inc.
93,000	0.88%, 02/13/15	93,485
88,000	2.95%, 05/15/16	93,242
104,000	4.35%, 06/15/45(f)	104,922
323,000	5.55%, 08/15/41	389,148
	CenturyLink, Inc.
18,000	5.80%, 03/15/22	19,062
27,000	7.65%, 03/15/42	28,302
	Cincinnati Bell, Inc.
374,000	8.25%, 10/15/17	404,855
	Crown Castle Towers LLC
10,000	6.11%, 01/15/20(f)	12,062
	Frontier Communications Corp.
96,000	7.13%, 03/15/19	104,880
	Hughes Satellite Systems Corp.
470,000	6.50%, 06/15/19	520,525
	PAETEC Holding Corp.
86,000	8.88%, 06/30/17	92,665
	Verizon Communications, Inc.
754,000	2.00%, 11/01/16	781,060
101,000	2.45%, 11/01/22	101,253
101,000	3.85%, 11/01/42	99,777
	Vodafone Group PLC
292,000	2.50%, 09/26/22	291,468

See accompanying Notes to Investments Portfolios | 41

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
TELECOMMUNICATION
SERVICES — (continued)
		3,606,678

TRANSPORTATION - 0.5%
	CSX Corp.
134,000	4.10%, 03/15/44	132,855
352,000	4.25%, 06/01/21	396,440
	United Parcel Service, Inc.
342,000	2.45%, 10/01/22	342,850

		872,145

UTILITIES - 1.7%
	AES Panama SA
60,000	6.35%, 12/21/16(f)	66,450
	Arizona Public Service Co.
70,000	6.25%, 08/01/16	82,232
	Calpine Corp.
13,000	7.25%, 10/15/17(f)	13,909
	Dominion Resources, Inc.
276,000	1.95%, 08/15/16	283,888
	DPL, Inc.
96,000	7.25%, 10/15/21	103,200
	Duke Energy Corp.
92,000	1.63%, 08/15/17	92,343
776,000	3.05%, 08/15/22	791,518
	Empresa de Energia de Bogota SA
19,000	6.13%, 11/10/21(f)	21,422
	Exelon Corp.
117,000	4.90%, 06/15/15	127,432
	Florida Power & Light Co.
95,000	4.13%, 02/01/42	99,733
	Georgia Power Co.
50,000	4.30%, 03/15/42	52,665
	Great Plains Energy, Inc.
111,000	4.85%, 06/01/21	122,506
	Majapahit Holding BV
220,000	7.75%, 10/17/16(f)	260,975
	Midamerican Energy Holdings Co.
9,000	6.13%, 04/01/36	11,400
	NextEra Energy Capital Holdings, Inc.
167,000	2.60%, 09/01/15	174,106
	Nisource Finance Corp.
113,000	3.85%, 02/15/23	116,359
	Oglethorpe Power Corp.
57,000	5.38%, 11/01/40	66,998
	Pacific Gas & Electric Co.
71,000	6.05%, 03/01/34	91,776
	PacifiCorp
256,000	6.25%, 10/15/37	346,069
	Potomac Edison Co. (The)
112,000	5.35%, 11/15/14	120,930
	TransAlta Corp.
203,000	4.50%, 11/15/22	206,208

		3,252,119

	Total Corporate Notes (Cost $55,183,587)	56,367,045

Principal Amount ($)		Value ($)
MUNICIPAL BONDS AND NOTES - 0.4%
	American Municipal Power, Inc.
45,000	6.27%, 02/15/50	53,847
	Municipal Electric Authority of Georgia
68,000	6.64%, 04/01/57	81,295
	New Jersey Transportation Trust Fund Authority
50,000	6.88%, 12/15/39	57,515
	Port Authority of New York & New Jersey
400,000	4.46%, 10/01/62	395,216
	South Carolina State Public Service Authority
55,000	6.45%, 01/01/50	74,085
	State of California, GO
75,000	5.70%, 11/01/21	89,440

	Total Municipal Bonds and Notes (Cost $708,317)	751,398

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 2.0%
	Banc of America Commercial Mortgage, Inc.
110,000	(Series 2005-6) (Class A4) 5.36%, 09/10/47(a)	122,781
50,000	(Series 2006-4) (Class AM) 5.68%, 07/10/46	56,767
50,000	(Series 2007-4) (Class A4) 5.73%, 02/10/51(a)	59,251
50,000	(Series 2008-1) (Class A4) 6.21%, 02/10/51(a)	60,846
	Bear Stearns Commercial Mortgage Securities
115,000	(Series 2005-T18) (Class A4) 4.93%, 02/13/42(a)	124,376
45,800	(Series 2006-PW11) (Class A2) 5.40%, 03/11/39(a)	46,247
110,000	(Series 2006-T22) (Class AM) 5.57%, 04/12/38(a)	122,145
	Citigroup Commercial Mortgage Trust
50,000	(Series 2006-C5) (Class AJ) 5.48%, 10/15/49	47,734
	Commercial Mortgage Pass Through Certificates
60,000	(Series 2005-LP5) (Class A4) 4.98%, 05/10/43(a)	65,734
	Greenwich Capital Commercial Funding Corp.
486,964	(Series 2007-GG11) (Class A2) 5.60%, 12/10/49	496,002
	GS Mortgage Securities Corp. II
110,000	(Series 2011-GC5) (Class A2) 3.00%, 08/10/44	117,816
30,000	(Series 2011-GC5) (Class B) 5.31%, 08/10/44(a)(f)	35,054
	JP Morgan Chase Commercial Mortgage Securities Corp.
90,000	(Series 2012-CBX) (Class AS) 4.27%, 06/15/45	100,448

42 | See accompanying Notes to Investments Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
50,000	(Series 2005-LDP1) (Class A4) 5.04%, 03/15/46(a)	54,140
440,000	(Series 2005-CB11) (Class A4) 5.34%, 08/12/37(a)	481,920
100,000	(Series 2006-LDP8) (Class AM) 5.44%, 05/15/45	112,815
220,000	(Series 2007-CB18) (Class A4) 5.44%, 06/12/47	254,014
	LB-UBS Commercial Mortgage Trust
270,000	(Series 2005-C5) (Class A4) 4.95%, 09/15/30	295,427
120,000	(Series 2006-C1) (Class A4) 5.16%, 02/15/31	134,246
50,000	(Series 2006-C4) (Class A4) 5.87%, 06/15/38(a)	57,869
	Merrill Lynch Countrywide Commercial Mortgage Trust
50,000	(Series 2006-3) (Class AJ) 5.49%, 07/12/46(a)	45,555
	Morgan Stanley Capital I
200,000	(Series 2004-T13) (Class A4) 4.66%, 09/13/45	205,845
300,000	(Series 2005-IQ9) (Class A5) 4.70%, 07/15/56	321,270
150,000	(Series 2006-T21) (Class A4) 5.16%, 10/12/52(a)	166,970
100,000	(Series 2006-IQ11) (Class B) 5.70%, 10/15/42(a)	89,706
50,000	(Series 2006-T23) (Class A4) 5.82%, 08/12/41(a)	58,028
70,000	(Series 2008-T29) (Class AM) 6.27%, 01/11/43(a)	83,848
	Wachovia Bank Commercial Mortgage Trust
120,000	(Series 2006-C23) (Class AM) 5.47%, 01/15/45(a)	132,837
	Wells Fargo Commercial Mortgage Trust
20,000	(Series 2012-LC5) (Class C) 4.69%, 10/15/45(a)	21,425

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $3,710,883)	3,971,116

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
	Collateralized Mortgage Obligation Trust
1,349	(Series 55) (Class B) 0.00%, 11/01/18(c)(d)	1,296
	Credit Suisse First Boston Mortgage Securities Corp.
87,159	(Series 2005-9) (Class CB1) 5.31%, 10/25/35(a)	3,173
	Credit Suisse Mortgage Capital Certificates
28,054	(Series 2006-1) (Class CB1) 5.51%, 02/25/36(a)	84

Principal Amount ($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,000,000	(Series 2012-LC9) (Class XA) 1.96%, 12/15/47(h)	122,595
120,000	(Series 2012-LC9) (Class D) 4.43%, 12/15/47(a)(f)	116,941
	MASTR Alternative Loans Trust
49,274	(Series 2003-5) (Class 15AX) 5.00%, 08/25/18(b)	4,374
	Morgan Stanley Capital I Trust 2012-C4
100,000	(Series 2012-C4) (Class B) 5.21%, 03/15/45(f)(h)	116,100
	UBS-Barclays Commercial Mortgage Trust
100,000	(Series 2012-C2) (Class E) 4.89%, 05/10/63(a)(f)	90,621
	Wells Fargo Mortgage Backed Securities Trust
141,691	(Series 2006-3) (Class B1) 5.50%, 03/25/36	2,303

	Total Non-Agency Collateralized Mortgage Obligations (Cost $699,135)	457,487

SOVEREIGN BONDS - 1.7%
	Chile Government International Bond
582,000	3.63%, 10/30/42	577,635
	El Salvador Government International Bond
40,000	7.65%, 06/15/35(f)	45,900
	Hungary Government International Bond
13,000	4.75%, 02/03/15	13,455
178,000	6.25%, 01/29/20	197,358
36,000	7.63%, 03/29/41	41,760
	Lebanon Government International Bond
6,000	4.00%, 12/31/17	5,969
20,000	5.15%, 11/12/18	20,049
20,000	6.10%, 10/04/22	20,249
	Mexico Government International Bond
20,000	5.75%,(i)	24,199
38,000	6.05%, 01/11/40	51,148
	Mexico Government International Bond, MTN
156,000	4.75%, 03/08/44	176,670
	Panama Government International Bond
50,000	6.70%, 01/26/36	71,250
	Peruvian Government International Bond
156,000	6.55%, 03/14/37	226,200
	Philippine Government International Bond
220,000	6.38%, 01/15/32	302,225
	Poland Government International Bond
15,000	3.00%, 03/17/23	14,999

See accompanying Notes to Investments Portfolios | 43

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
SOVEREIGN BONDS — (continued)
201,000	5.00%, 03/23/22	237,884
13,000	6.38%, 07/15/19	16,256
	Republic of Serbia
440,000	7.25%, 09/28/21(f)	507,650
	Romanian Government International Bond
38,000	6.75%, 02/07/22(f)	46,312
	Russian Foreign Bond - Eurobond
32,554	7.50%, 03/31/30(g)	41,877
	Turkey Government International Bond
39,000	6.88%, 03/17/36	52,796
	Ukraine Government International Bond
440,000	6.25%, 06/17/16(f)	438,900
	Uruguay Government International Bond
50,472	6.88%, 09/28/25	70,913
	Venezuela Government International Bond
60,000	10.75%, 09/19/13	61,950
	Vietnam Government International Bond
6,087	1.50%, 03/12/16(a)	5,604

	Total Sovereign Bonds (Cost $3,067,320)	3,269,208

U.S. GOVERNMENT AGENCY - 3.3%
	Federal Home Loan Mortgage Corp.
4,700,000	2.00%, 08/25/16	4,950,820
1,477,000	2.38%, 01/13/22	1,546,125

	Total U.S. Government Agency (Cost $6,349,708)	6,496,945

U.S. TREASURIES - 25.5%
	U.S. Treasury Bonds
3,223,700	3.00%, 05/15/42	3,284,647
3,743,100	3.13%, 02/15/42	3,914,463
	U.S. Treasury Notes
631,600	0.25%, 09/30/14	631,847
2,084,000	0.25%, 10/31/14	2,084,815
24,627,300	0.63%, 09/30/17	24,586,911
12,455,200	0.88%, 02/28/17	12,620,618
2,925,900	1.63%, 08/15/22	2,907,157
145,000	2.13%, 08/15/21	152,454

	Total U.S. Treasuries (Cost $50,249,645)	50,182,912

	Total Bonds & Notes (Cost $186,613,982)	189,282,250

Shares
Registered Investment Company - 26.9%
52,945,008	Federated Prime Obligations Fund.	52,945,008

	Total Registered Investment Company (Cost $52,945,008)	52,945,008

Total Investments - 123.2%		242,227,258

(Cost $239,558,990)

Liabilities in Excess of Other Assets - (23.2)%	(45,610,491)

Net Assets - 100.0%	196,616,767

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at December 31, 2012.
(b)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Zero coupon bond.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2012, these securities amounted to 15,200,315 or 7.7% of net assets.
(g)	Step coupon bond. Security becomes interest bearing at a future date.
(h)	Non-income producing security.
(i)	The actual maturity date of this security is 10/12/2110.

ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

44 | See accompanying Notes to Investments Portfolios

INVESTMENT PORTFOLIO (continued)

As of December 31, 2012	Highland Fixed Income Fund

At December 31, 2012, $450,000 was pledged as collateral requirements for futures contracts. The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at December 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2Yr. U.S. Treasury Notes Futures	March 2013	90	19,842,188	$5,551
5Yr. U.S. Treasury Notes Futures	March 2013	76	9,455,469	(14,663)
U.S. Long Bond Treasury Bond Futures	March 2013	35	5,162,500	(20,346)

				(29,458)
Short Futures:
10 Yr. U.S. Treasury Notes Futures	March 2013	216	28,680,750	143,656
Ultra Long U.S. Treasury Bond Futures	March 2013	25	4,064,844	79,439

				223,095

				$193,637

See accompanying Notes to Investments Portfolios | 45

NOTES TO INVESTMENT PORTFOLIOS

December 31, 2012 (unaudited)	Highland Funds II

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from indepen-dent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P. (formerly know as Pyxis Capital, L.P.), (the “ Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds‘ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Any short-term securities of sufficient credit quality held by any Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed

46 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at December 31, 2012:

	Total value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Trend Strategies Fund
Assets
Exchange Traded Funds*	$2,248,910	$2,248,910	$—	$—
Registered Investment Company	736,077	736,077	—	—

Total Assets	2,984,987	2,984,987	—	—

Liabilities
Short Sales	(585,990)	(585,990)	—	—

Total Liabilities	(585,990)	(585,990)	—	—

Total	$2,398,997	$2,398,997	$—	$—

Alternative Income Fund
Assets
Exchange Traded Funds*	$5,338,040	$5,338,040	$—	$—

| 47

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

	Total value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Registered Investment Company	$7,811,508	$7,811,508	$—	$—

Total Assets	13,149,548	13,149,548	—	—

Liabilities
Short Sales	(2,333,750)	(2,333,750)	—	—

Total Liabilities	(2,333,750)	(2,333,750)	—	—

Total	$10,815,798	$10,815,798	$—	$—

Energy MLP Fund
Assets
Exchange Traded Funds*	$148,335	$148,335	$—	$—
Registered Investment Company	2,748,336	2,748,336	—	—

Total	$2,896,671	$2,896,671	$—	$—

Trend Following Fund
Assets
Registered Investment Company	$1,197,741	$1,197,741	$—	$—

Total	$1,197,741	$1,197,741	$—	$—

Core America Equity Fund
Assets
Common Stock*	$169,346,989	$169,346,989	$—	$—
Other Investments	2,983,406	2,983,406	—	—
Registered Investment Company	4,842,937	4,842,937	—	—
Other Financial Instruments
Equity Contracts - Futures**	26,425	26,425	—	—

Total Assets	177,199,757	177,199,757	—	—

Total	$177,199,757	$177,199,757	$—	$—

Dividend Equity Fund
Assets
Common Stock*	$10,049,496	$10,049,496	$—	$—
Other Investments	264,705	264,705	—	—
Registered Investment Company	745,382	745,382	—	—

Total	$11,059,583	$11,059,583	$—	$—

Premier Growth Equity Fund
Assets
Common Stock*	$151,703,003	$151,703,003	$—	$—
Registered Investment Company	2,195,399	2,195,399	—	—

Total Assets	153,898,402	153,898,402	—	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(13,803)	(13,803)	—	—

Total Liabilities	(13,803)	(13,803)	—	—

Total	$153,884,599	$153,884,599	$—	$—

Small-Cap Equity Fund
Assets
Common Stock*	$34,972,764	$34,972,764	$—	$—

Total	$34,972,764	$34,972,764	$—	$—

48 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

	Total value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Select Equity Fund
Assets
Common Stock
Canada	$1,092,963	$1,092,963	$—	$—
France	628,228	—	628,228	—
Germany	723,224	723,224	—	—
Hong Kong	1,075,821	—	1,075,821	—
Italy	855,153	—	855,153	—
Japan	840,494	—	840,494	—
Philippines	559,369	559,369	—	—
South Korea	735,642	—	735,642	—
Sweden	1,218,995	—	1,218,995	—
Switzerland	1,035,470	—	1,035,470	—
United Kingdom	3,193,343	—	3,193,343	—
United States	10,436,880	10,436,880	—	—
Preferred Stock	419,460	419,460	—	—
Registered Investment Company	600,979	600,979	—	—
Other Financial Instruments
Equity Contracts - Futures**	1,170	1,170	—	—

Total Assets	23,417,191	13,834,045	9,583,146	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(406)	(406)	—	—

Total Liabilities	(406)	(406)	—	—

Total	$23,416,785	$13,833,639	$9,583,146	$—

International Equity Fund
Assets
Common Stock
Australia	$267,846	$—	$267,846	$—
Belgium	117,338	—	117,338	—
Brazil	65,157	65,157	—	—
Canada	340,215	340,215	—	—
China	136,596	136,596	—	—
France	1,087,370	—	1,087,370	—
Germany	1,364,977	—	1,364,977	—
Hong Kong	340,138	—	340,138	—
India	37,957	37,957	—	—
Ireland	234,937	—	234,937	—
Italy	298,557	—	298,557	—
Japan	2,201,482	—	2,201,482	—
Netherlands	389,655	—	389,655	—
Norway	113,352	—	113,352	—
Singapore	169,051	—	169,051	—
South Korea	294,545	—	294,545	—
Sweden	417,040	—	417,040	—
Switzerland	1,092,889	—	1,092,889	—
Taiwan	313,084	313,084	—	—
United Kingdom	2,906,391	—	2,906,391	—
Preferred Stock*	235,595	—	235,595	—
Registered Investment Company	277,992	277,992	—	—

Other Financial Instruments
Equity Contracts - Futures**	8,024	8,024	—	—

Total Assets	12,710,188	1,179,025	11,531,163	—

Liabilities

| 49

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

	Total value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Equity Contracts - Futures**	$(1,009)	$(1,009)	$—	$—

Total Liabilities	(1,009)	(1,009)	—	—

Total	$12,709,179	$1,178,016	$11,531,163	$—

Total Return Fund
Assets
Common Stock
Domestic Equity
Automobiles & Components	$124,333	$124,333	$—	$—
Banks	1,025,614	785,737	239,877	—
Capital Goods	1,486,934	1,486,934	—	—
Consumer Durables & Apparel	200,688	32,018	168,670	—
Consumer Services	362,618	362,618	—	—
Diversified Financials	2,501,725	2,501,725	—	—
Energy	2,444,209	2,444,209	—	—
Food & Staples Retailing	126,194	126,194	—	—
Food, Beverage & Tobacco	1,769,915	1,769,915	—	—
Health Care Equipment & Services	1,700,470	1,700,470	—	—
Household & Personal Products	300,467	300,467	—	—
Insurance	845,977	845,977	—	—
Materials	885,981	885,981	—	—
Media	1,957,748	1,957,748	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,588,681	2,588,681	—	—
Real Estate	582,065	582,065	—	—
Retailing	1,316,369	1,316,369	—	—
Semiconductors & Semiconductor Equipment	448,766	448,766	—	—
Software & Services	3,548,015	3,548,015	—	—
Technology Hardware & Equipment	2,817,427	2,817,427	—	—
Telecommunication Services	360,741	360,741	—	—
Transportation	893,329	893,329	—	—
Utilities	640,538	640,538	—	—
Foreign Equity
Automobiles & Components	557,782	—	557,782	—
Banks	939,418	—	939,418	—
Capital Goods	1,466,771	114,759	1,352,012	—
Commercial & Professional Services	536,905	—	536,905	—
Consumer Durables & Apparel	335,373	—	335,373	—
Diversified Financials	411,606	—	411,606	—
Energy	1,128,401	428,649	699,752	—
Food & Staples Retailing	53,252	—	53,252	—
Food, Beverage & Tobacco	1,036,794	103,406	933,388	—
Health Care Equipment & Services	447,111	—	447,111	—
Household & Personal Products	241,253	—	241,253	—
Insurance	989,417	—	989,417	—
Materials	1,420,582	241,242	1,179,340	—
Media	167,645	—	167,645	—
Pharmaceuticals, Biotechnology & Life Sciences	1,027,599	264,214	763,385	—
Real Estate	286,295	—	286,295	—
Semiconductors & Semiconductor Equipment	640,284	329,935	310,349	—
Software & Services	845,095	445,588	399,507	—
Technology Hardware & Equipment	287,073	—	287,073	—
Telecommunication Services	379,889	—	379,889	—
Utilities	242,194	—	242,194	—

50 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

	Total value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock	$248,658	$—	$248,658	$—
Agency Collateralized Mortgage Obligations	238,411	—	238,411	—
Agency Mortgage Backed	7,628,364	—	7,628,364	—
Asset Backed	16,237	—	16,237	—
Corporate Notes	6,982,362	—	6,982,362	—
Municipal Bonds and Notes	156,969	—	156,969	—
Non-Agency Collateralized Mortgage Backed Securities	622,426	—	622,426	—
Non-Agency Collateralized Mortgage Obligations	68,769	—	68,769	—
Sovereign Bonds	586,163	—	586,163	—
U.S. Treasuries	6,692,723	—	6,692,723	—
Other Investments	4,389,808	4,389,808	—	—
Registered Investment Company	12,065,061	12,065,061	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	109,111	67,913	—	—

Total Assets	82,174,605	46,970,832	35,162,575	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(10,279)	(5,538)	—	—

Total Liabilities	(10,279)	(5,538)	—	—

Total	$82,164,326	$46,965,294	$35,162,575	$—

Tax-Exempt Fund
Assets
Municipal Bonds and Notes	$32,894,963	$—	$32,894,963	$—
Registered Investment Company	1,030,173	1,030,173	—	—

Total	$33,925,136	$1,030,173	$32,894,963	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$2,279,828	$—	$2,279,828	$—
Agency Mortgage Backed	62,300,532	—	62,300,532	—
Asset Backed	3,205,779	—	3,205,779	—
Corporate Notes	56,367,045	—	56,367,045	—
Municipal Bonds and Notes	751,398	—	751,398	—
Non-Agency Collateralized Mortgage Backed Securities	3,971,116	—	3,971,116	—
Non-Agency Collateralized Mortgage Obligations	457,487	—	457,487	—
Sovereign Bonds	3,269,208	—	3,269,208	—
U.S. Government Agency	6,496,945	—	6,496,945	—
U.S. Treasuries	50,182,912	—	50,182,912	—
Registered Investment Company	52,945,008	52,945,008	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	228,646	228,646	—	—

Total Assets	242,455,904	53,173,654	189,282,250	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(35,009)	(35,009)	—	—

Total Liabilities	(35,009)	(35,009)	—	—

Total	$242,420,895	$53,138,645	$189,282,250	$—

*	See Schedule of Investment detail for Industry or country breakout.

**	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

| 51

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. As of December 31, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 during the period.

Repurchase Agreements

Certain Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Derivatives

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. Securities held as collateral for futures contracts can be found on the Investment Portfolio. Cash in the amount of $420,000 and $55,000 was held as collateral for future contracts for the Core America Equity Fund and the International Equity Fund, respectively.

For the three-months ended December 31, 2012, the average notional volume of derivative activity for the Funds is as follows:

Fund	Average Notional Volume as of 12/31/2012	Notional Volume as of 12/31/2012
Long Futures:
Core America Equity	$2,770,782	$5,183,000
Global Select Equity	154,030	308,059
International Equity	333,189	324,229
Total Return	6,597,490	9,569,055
Fixed Income	25,259,376	34,460,157

Short Futures:
Premier Growth Equity	1,242,500	2,485,000
Total Return	3,114,970	6,229,939
Fixed Income	23,386,485	32,745,594

Short Sales

The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash. Securities held as collateral for short sales are shown on the Investment Portfolio for the Highland Alternative Income Fund.

Options

Certain Funds purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options

52 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid. During the three-months ended December 31, 2012, none of the funds invested in options.

When-Issued Securities and Forward Commitments

Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of December 31, 2012, the Total Return Fund and Fixed Income Fund each holds securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Forward Foreign Currency Exchange Contracts

Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Investment Portfolios. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. During the three-months ended December 31, 2012, none of the funds invested in forward foreign currency exchange contracts.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2012, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Alpha Trend Strategies Fund	$9,341	$(125)	$9,216	$2,975,771
Alternative Income Fund	180,786	—	180,786	12,968,762
Energy MLP Fund	246	—	246	2,896,425
Trend Following Fund	—	—	—	1,197,741
Core America Equity Fund	14,934,707	(2,460,944)	12,473,763	164,699,569
Dividend Equity Fund	1,189,438	(99,087)	1,090,351	9,969,232
Premier Growth Equity Fund	40,089,181	(1,063,111)	39,026,070	114,872,332
Small-Cap Equity Fund	3,448,069	(832,993)	2,615,076	32,357,688
Global Select Equity Fund	3,151,738	(341,092)	2,810,646	20,605,375
International Equity Fund	1,839,242	(272,285)	1,566,957	11,135,207
Total Return Fund	6,089,249	(1,089,359)	4,999,890	77,065,604
Tax-Exempt Fund	3,393,041	—	3,393,041	30,532,095
Fixed Income Fund	3,575,700	(907,432)	2,668,268	239,558,990

| 53

NOTES TO INVESTMENT PORTFOLIOS (continued)

December 31, 2012 (unaudited)	Highland Funds II

Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure, as of December 31, 2012.

Fund	Asset Derivative Fair Value*	Liability Derivative Fair Value*
Core America Equity Fund
Equity Contracts	$26,425	$—
Premier Growth Equity Fund
Equity Contracts	—	(13,803)
Global Select Equity Fund
Equity Contracts	1,170	(406)
International Equity Fund
Equity Contracts	8,024	(1,009)
Total Return Fund
Equity Contracts	46,948	(549)
Interest Rate Contracts	62,163	(9,730)
Fixed Income Fund
Interest Rate Contracts	228,646	(35,009)

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio.

Security Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. At December 31, 2012, none of the Funds had security lending.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

54 |

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 810

Dallas, Texas 75201

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Incline Analytics, LLC

4790 Caughlin Parkway, Suite 214

Reno, NV 89519

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169-0953

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Energy MLP Fund, Highland Trend Following Fund, Highland Core America Equity Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Select Equity Fund, Highland International Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

| 55

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Funds II (formerly, Pyxis Funds II)

By (Signature and Title)* /s/ Ethan Powell

Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date    02/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ethan Powell

Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date    02/28/13

By (Signature and Title)* /s/ Brian Mitts

Brian Mitts, Chief Financial Officer and Treasurer

(principal financial officer)

Date    02/28/13

*	Print the name and title of each signing officer under his or her signature.